UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03599

Name of Fund: The Royce Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1 - Schedule of Investments

PENNSYLVANIA MUTUAL FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 86.5%
	SHARES	VALUE
Consumer Products - 13.2%
Apparel and Shoes - 4.1%
Cutter & Buck c	569,100	$7,978,782
Kenneth Cole Productions Cl. A a	447,100	13,028,494
K-Swiss Cl. A a	536,100	17,707,383
Steven Madden a	627,400	10,471,306
Polo Ralph Lauren Cl. A a	370,800	14,387,040
Stride Rite	994,400	13,225,520
Weyco Group	263,175	11,521,802

		88,320,327

Collectibles - 0.4%
Department 56 a	549,000	9,585,540

Food/Beverage/Tobacco - 0.5%
Boston Beer Company Cl. A a	269,100	5,893,290
CoolBrands International a	568,000	4,202,191

		10,095,481

Home Furnishing and Appliances - 2.6%
American Woodmark	368,200	13,358,296
Ethan Allen Interiors	375,800	12,025,600
Hooker Furniture	521,400	9,849,246
Natuzzi ADR b	731,700	7,602,363
Stanley Furniture Company	264,012	12,482,487

		55,317,992

Sports and Recreation - 2.4%
Callaway Golf Company	674,000	8,627,200
Monaco Coach	499,800	8,071,770
Oakley	324,600	4,161,372
Thor Industries	501,900	15,011,829
Winnebago Industries	488,100	15,423,960

		51,296,131

Other Consumer Products - 3.2%
Blyth	224,700	7,154,448
Burnham Holdings Cl. A a	103,052	2,746,336
Fossil a	388,700	10,077,047
Matthews International Cl. A a	233,900	7,662,564
RC2 Corporation a	599,000	20,366,000
Radica Games	614,900	5,072,925
Universal Electronics a	124,998	2,109,966
Yankee Candle Company	426,400	13,516,880

		68,706,166

Total		283,321,637

Consumer Services - 10.0%
Direct Marketing - 1.0%
Nu Skin Enterprises Cl. A a	937,600	21,105,376

Leisure and Entertainment - 0.7%
Dover Downs Gaming & Entertainment	644,600	8,025,270
Multimedia Games a,d	1,018,800	7,905,888

		15,931,158

Restaurants and Lodgings - 1.8%
CBRL Group	292,000	12,059,600
Ruby Tuesday	526,200	12,781,398
Ryan’s Restaurant Group a	889,400	12,922,982

		37,763,980

Retail Stores - 6.5%
AnnTaylor Stores a	483,000	12,359,970
Big Lots a	950,700	11,427,414
Buckle (The)	616,300	21,515,033
Cato Corporation Cl. A a	439,300	14,167,425
Charming Shoppes a	892,900	7,259,277
Claire’s Stores	558,300	12,863,232
Deb Shops	56,400	1,591,608
Dress Barn (The) a	92,500	1,685,350
Electronics Boutique Holdings a	320,700	13,780,479
GameStop Corporation Cl. A a	277,400	6,147,184
GameStop Corporation Cl. B a	343,700	7,664,510
Pier 1 Imports	888,300	16,193,709
Talbots	206,500	6,603,870
Weis Markets	137,700	5,076,999

		138,336,060

Total		213,136,574

Financial Intermediaries - 7.5%
Insurance - 6.7%
Alleghany Corporation a	59,818	16,569,841
AmerUs Group	270,300	12,771,675
Argonaut Group a	241,000	5,114,020
Aspen Insurance Holdings	690,700	17,412,547
Baldwin & Lyons Cl. B	191,900	4,977,886
Erie Indemnity Company Cl. A a	158,500	8,261,020
Endurance Specialty Holdings	354,300	13,406,712
PXRE Group	280,000	7,182,000
ProAssurance Corporation a	393,454	15,541,433
RLI	130,462	5,407,650
Scottish Re Group	473,200	10,656,464
United Fire & Casualty Company	268,200	9,073,206
Wesco Financial	16,540	6,367,569
Zenith National Insurance	185,200	9,604,472

		142,346,495

Other Financial Intermediaries - 0.8%
TSX Group	348,100	18,027,249

Total		160,373,744

Financial Services - 2.0%
Information and Processing - 1.1%
eFunds Corporation a	1,021,400	22,797,648
SEI Investments	30,000	1,084,800

		23,882,448

Investment Management - 0.7%
Alliance Capital Management Holding L.P.	90,000	4,243,500
Cohen & Steers	158,400	2,613,600
Gabelli Asset Management Cl. A a	135,800	6,063,470
Westwood Holdings Group	107,500	2,040,350

		14,960,920

Other Financial Services - 0.2%
Electro Rent a	240,000	3,220,800

Total		42,064,168

Health - 11.7%
Commercial Services - 0.7%
AMICAS a	218,200	802,976
AMN Healthcare Services a, d	357,863	5,693,600
Hooper Holmes	1,903,800	7,272,516
IDEXX Laboratories a	39,900	2,160,984

		15,930,076

Drugs and Biotech - 3.4%
Applera Corporation- Celera Genomics Group a	257,100	2,635,275
Endo Pharmaceuticals Holdings a	973,300	21,947,915
Hi-Tech Pharmacal a, c	469,100	10,310,818
Lexicon Genetics a	1,034,100	5,284,251
Par Pharmaceutical Companies a	124,200	4,153,248
Perrigo Company	855,300	16,378,995
Theragenics Corporation a	924,700	3,180,968
Zila a	2,261,700	9,137,268

		73,028,738

Health Services - 3.7%
AMERIGROUP Corporation a	434,600	15,888,976
Centene Corporation a	105,100	3,151,949
Cross Country Healthcare a	614,500	10,299,020
Healthcare Services Group	581,650	14,105,012
Horizon Health a	353,700	15,032,250
Molina Healthcare a	157,800	7,273,002
U.S. Physical Therapy a, c	957,975	13,392,491

		79,142,700

Medical Products and Devices - 2.2%
Arrow International	491,700	16,889,895
Thoratec Corporation a	366,600	4,479,852
Viasys Healthcare a	489,600	9,341,568
Vital Signs	181,600	7,244,024
Young Innovations	222,550	8,156,458

		46,111,797

Personal Care - 1.7%
CNS c	839,877	14,949,811
Inter Parfums	593,500	8,546,400
Nutraceutical International a,c	819,746	13,001,172

		36,497,383

Total		250,710,694

Industrial Products - 10.5%
Automotive - 0.8%
Strattec Security a, c	202,740	10,862,809
Wescast Industries Cl. A a	276,300	6,573,177

		17,435,986

Building Systems and Components - 2.2%
Aaon a	64,100	1,055,086
Drew Industries a	416,500	15,681,225
Modtech Holdings a, d	447,190	3,801,115
Preformed Line Products Company	189,786	5,691,682
Simpson Manufacturing	658,000	20,332,200

		46,561,308

Construction Materials - 1.4%
Ash Grove Cement Company	50,018	7,277,619
Florida Rock Industries	387,700	22,804,514

		30,082,133

Industrial Components - 0.3%
Powell Industries a	317,000	5,870,840

Machinery - 2.7%
Graco	89,650	3,618,274
Key Technology a	145,200	1,428,768
Lincoln Electric Holdings	568,880	17,111,910
Pason Systems	433,500	13,563,112
Thomas Industries	246,600	9,775,224
Woodward Governor Company	173,372	12,430,772

		57,928,060

Metal Fabrication and Distribution - 2.3%
Gibraltar Industries	611,325	13,412,470
IPSCO	505,500	25,780,500
Kaydon Corporation	30,000	942,000
Schnitzer Steel Industries Cl. A a	300,000	10,119,000

		50,253,970

Specialty Chemicals and Materials - 0.2%
MacDermid	118,700	3,857,750

Other Industrial Products - 0.6%
Brady Corporation Cl. A a	57,700	1,866,595
HNI Corporation	226,200	10,167,690

		12,034,285

Total		224,024,332

Industrial Services - 4.1%
Commercial Services - 2.0%
Carlisle Holdings a	94,500	626,573
Exponent a	148,600	3,550,054
FTI Consulting a	777,000	16,037,280
RCM Technologies a	180,500	909,720
RemedyTemp Cl. A a	476,970	4,698,155
SM&A a	993,200	8,203,832
West Corporation a	285,400	9,132,800

		43,158,414

Engineering and Construction - 0.4%
Dycom Industries a	164,700	3,786,453
Keith Companies a	266,200	4,605,260

		8,391,713

Food and Tobacco Processors - 0.4%
Zapata Corporation a, c	126,200	9,206,290

Industrial Distribution - 0.2%
Ritchie Bros. Auctioneers	101,400	3,204,240

Printing - 0.5%
Courier Corporation	83,100	4,357,764
Ennis	315,600	5,339,952

		9,697,716

Transportation and Logistics - 0.6%
Nordic American Tanker Shipping	172,500	8,185,125
Patriot Transportation Holding a	90,800	4,727,956

		12,913,081

Total		86,571,454

Natural Resources - 14.2%
Energy Services - 5.5%
Ensign Resource Service Group	1,014,700	22,604,807
Input/Output a, d	841,700	5,428,965
Oil States International a	693,900	14,259,645
Patterson-UTI Energy	530,400	13,270,608
Precision Drilling a	214,200	15,992,172
RPC	794,850	12,073,772
TETRA Technologies a	448,450	12,753,918
Trican Well Service a	338,300	21,812,275

		118,196,162

Oil and Gas - 4.2%
Bill Barrett a	78,000	2,254,980
Cimarex Energy a, d	499,114	19,465,446
Edge Petroleum a	543,600	9,002,016
St. Mary Land & Exploration Company	427,300	21,386,365
Unit Corporation a	644,600	29,116,582
Whiting Petroleum a	179,900	7,336,322

		88,561,711

Precious Metals and Mining - 4.5%
Agnico-Eagle Mines	584,200	8,500,110
Apex Silver Mines a, d	519,000	8,314,380
Eldorado Gold a	1,989,400	5,709,578
Glamis Gold a	880,700	13,747,727
Goldcorp	854,500	12,142,445
Golden Star Resources a, d	1,675,300	4,808,111
Hecla Mining Company a, d	2,666,800	14,614,064
Meridian Gold a	971,200	16,355,008
Minefinders Corporation a	587,700	3,925,836
Silver Standard Resources a, d	764,000	8,847,120

		96,964,379

Total		303,722,252

Technology - 12.6%
Aerospace and Defense - 0.8%
Curtiss-Wright	252,000	14,364,000
Integral Systems	101,500	2,330,440

		16,694,440

Components and Systems - 2.2%
Dionex Corporation a	150,676	8,211,842
Excel Technology a	159,900	3,930,342
Neoware Systems a, c, d	842,723	8,789,601
Plexus Corporation a	25,000	287,750
Richardson Electronics	372,862	3,829,293
Rimage Corporation a, c	570,996	11,334,271
TTM Technologies a	909,200	9,510,232
Technitrol	20,000	298,400

		46,191,731

Distribution - 0.4%
Nu Horizons Electronics a, c	1,271,234	9,089,323

IT Services - 2.0%
Forrester Research a	237,700	3,346,816
MAXIMUS	531,500	17,799,935
Perot Systems Cl. A a	1,158,900	15,575,616
Syntel	306,000	5,416,200

		42,138,567

Semiconductors and Equipment - 3.0%
Cabot Microelectronics a, d	175,000	5,491,500
Cognex Corporation	152,200	3,786,736
ESS Technology a	991,800	5,226,786
Entegris a	1,137,600	11,250,864
Exar Corporation a	417,500	5,594,500
Fairchild Semiconductor International Cl. A a	579,600	8,885,268
OmniVision Technologies a, d	863,500	13,082,025
Semitool a	1,077,967	10,995,263

		64,312,942

Software - 3.1%
InterVideo a, c	996,800	10,964,800
iPass a	1,609,700	9,851,364
Pervasive Software a, c	1,237,100	5,690,660
SPSS a	272,772	4,743,505
Sybase a	805,300	14,865,838
Transaction Systems Architects Cl. A a	895,200	20,723,880

		66,840,047

Telecommunications - 1.1%
Brooktrout a	638,600	7,184,250
Foundry Networks a	1,475,000	14,602,500
KVH Industries a, d	231,000	2,104,410

		23,891,160

Total		269,158,210

Miscellaneous - 0.7%
Total	15,757,428

TOTAL COMMON STOCKS
(Cost $1,327,962,014)	1,848,840,493

REPURCHASE AGREEMENT - 13.4%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $286,621,311 (collateralized by Federal Farm Credit Banks, 2.50% due 11/15/05, Federal Home Loan Mortgage Corp., 2.25%-5.25% due 11/17/05-1/23/06 and Federal National Mortgage Association, 6.00% due 12/15/05, valued at $293,770,346) (Cost $286,603,000)	286,603,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 3.4%
Money Market Funds
AIM Liquid Assets Institutional Fund	42,996,325
AIM Treasury Assets Institutional Fund	27,503,848
Janus Institutional Money Market Fund	2,572,885
Alliance Bernstein Institutional Reserve Prime Portfolio	2

(Cost $73,073,060)	73,073,060

TOTAL INVESTMENTS 103.3%
(Cost $1,687,638,074)	2,208,516,553

LIABILITES LESS CASH
AND OTHER ASSETS - (3.3)%	(69,739,333)

NET ASSETS - 100.0%	$2,138,777,220

ROYCE MICRO-CAP FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 86.4%
	SHARES	VALUE
Consumer Products - 3.4%
Apparel and Shoes - 0.5%
Steven Madden a	179,500	$ 2,995,855

Food/Beverage/Tobacco - 0.9%
CoolBrands International a	542,600	4,014,276
Green Mountain Coffee Roasters a	59,000	1,416,000

		5,430,276

Home Furnishing and Appliances - 0.2%
Stanley Furniture Company	31,400	1,484,592

Sports and Recreation - 0.6%
Arctic Cat	147,200	3,983,232

Other Consumer Products - 1.2%
Lazare Kaplan International a	107,500	1,226,575
RC2 Corporation a	146,500	4,981,000
Radica Games	122,000	1,006,500

		7,214,075

Total		21,108,030

Consumer Services - 5.1%
Leisure and Entertainment - 1.8%
Dover Downs Gaming & Entertainment	148,000	1,842,600
Multimedia Games a, d	367,700	2,853,352
New Frontier Media a	652,100	4,665,123
Steiner Leisure a	47,600	1,556,044

		10,917,119

Restaurants and Lodgings - 0.3%
Benihana Cl. A a	144,135	2,185,087

Retail Stores - 3.0%
Brookstone a	204,305	3,313,827
Buckle (The)	166,000	5,795,060
Cache a	212,750	2,882,762
Cato Corporation Cl. a	166,200	5,359,950
Duckwall-ALCO Stores a	83,950	1,523,692

		18,875,291

Total		31,977,497

Financial Intermediaries - 5.8%
Banking - 0.8%
Bancorp (The) a	45,370	635,180
Canadian Western Bank	206,000	4,359,248

		4,994,428

Insurance - 4.4%
American Safety Insurance Holdings a	257,500	3,836,750
Argonaut Group a	271,100	5,752,742
Baldwin & Lyons Cl. B	29,750	771,715
NYMAGIC	171,900	4,074,030
Navigators Group a	132,100	4,378,455
PXRE Group	209,100	5,363,415
United Fire & Casualty Company	100,000	3,383,000

		27,560,107

Securities Brokers - 0.5%
Sanders Morris Harris Group	159,600	2,885,568

Other Financial Intermediaries - 0.1%
Southern African Resources a	1,800,000	900,528

Total		36,340,631

Financial Services - 1.9%
Information and Processing - 0.3%
SS&C Technologies	67,000	1,527,600

Investment Management - 0.7%
ADDENDA Capital	101,200	2,208,456
U.S. Global Investors Cl. A a	245,672	1,471,575
Westwood Holdings Group	40,200	762,996

		4,443,027

Other Financial Services - 0.9%
Electro Rent a	228,300	3,063,786
PRG-Schultz International a	494,200	2,475,942

		5,539,728

Total		11,510,355

Health - 14.7%
Commercial Services - 1.8%
AMICAS a	250,000	920,000
Discovery Partners International a	824,400	2,638,080
First Consulting Group a	648,729	3,373,391
Hooper Holmes	633,000	2,418,060
TriZetto Group (The) a	230,200	2,143,162

		11,492,693

Drugs and Biotech - 6.5%
Able Laboratories a	115,600	2,711,976
BioSource International a	351,500	2,558,920
CancerVax Corporation a, d	102,500	675,475
Cell Genesys a	365,500	1,655,715
Cell Therapeutics a, d	123,800	444,442
Cerus Corporation a	405,000	1,243,350
Compugen a	326,000	1,307,260
Durect Corporation a, d	695,700	2,532,348
DUSA Pharmaceuticals a	245,600	2,144,088
Gene Logic a	450,000	1,413,000
Icoria a	1,345,300	484,308
Lexicon Genetics a	890,600	4,550,966
Myriad Genetics a	148,600	2,732,754
Nuvelo a	160,600	1,043,900
Orchid BioSciences a	334,000	3,927,840
Pharmacyclics a	128,300	1,030,249
SFBC International a	31,572	1,112,597
VIVUS a	1,154,300	3,451,357
Zila a	1,322,800	5,344,112

		40,364,657

Health Services - 1.6%
Albany Molecular Research a	281,100	2,889,708
HMS Holdings a	95,000	703,000
Horizon Health a	86,300	3,667,750
U.S. Physical Therapy a	196,300	2,744,274

		10,004,732

Medical Products and Devices - 3.7%
Adeza Biomedical a	34,000	414,120
Aksys a, d	292,700	927,859
Bruker BioSciences a	1,242,000	4,371,840
Caliper Life Sciences a	205,300	1,324,185
Medical Action Industries a	84,300	1,593,270
Merit Medical Systems a	221,100	2,650,989
NMT Medical a	244,200	2,002,440
OrthoLogic Corporation a	234,900	1,188,594
Quinton Cardiology Systems a	42,000	348,180
Synovis Life Technologies a	136,800	1,365,264
Viasys Healthcare a	101,900	1,944,252
Vital Signs	28,300	1,128,887
Young Innovations	99,150	3,633,848

		22,893,728

Personal Care - 1.1%
Lifeline Systems a	100,000	3,032,000
Nutraceutical International a	240,100	3,807,986

		6,839,986

Total		91,595,796

Industrial Products - 8.5%
Automotive - 0.6%
Spartan Motors	71,000	713,550
Wescast Industries Cl. A a	133,100	3,166,449

		3,879,999

Building Systems and Components - 2.1%
Aaon a	164,900	2,714,254
Drew Industries a	155,200	5,843,280
LSI Industries	304,250	3,416,727
Modtech Holdings a	108,200	919,700

		12,893,961

Construction Materials - 0.1%
Synalloy Corporation a	80,700	823,140

Industrial Components - 1.5%
DuraSwitch Industries a, c	835,200	1,244,448
Intermagnetics General a	166,700	4,057,478
Powell Industries a	227,700	4,217,004

		9,518,930

Machinery - 1.9%
Cascade Corporation	61,700	2,159,500
Key Technology a, c	256,483	2,523,793
Pason Systems	235,600	7,371,325

		12,054,618

Metal Fabrication and Distribution - 0.9%
Gibraltar Industries	172,800	3,791,232
NN	55,700	686,224
RTI International Metals a	40,000	936,000

		5,413,456

Specialty Chemicals and Materials - 0.1%
American Pacific a	46,950	340,387

Other Industrial Products - 1.3%
Color Kinetics a	168,000	1,693,440
Peerless Manufacturing a, c	156,400	2,181,780
Quixote Corporation	22,500	487,575
Velcro Industries	275,771	3,648,450

		8,011,245

Total		52,935,736

Industrial Services - 7.8%
Advertising and Publishing - 0.3%
MDC Partners Cl. A a	200,200	1,903,902

Commercial Services - 3.0%
Bennett Environmental a	225,000	650,250
Carlisle Holdings a	950,799	6,304,178
CorVel Corporation a	84,400	1,799,408
Exponent a	285,317	6,816,223
New Horizons Worldwide a	250,800	1,003,451
RCM Technologies a	93,700	472,248
RemedyTemp Cl. A a	139,400	1,373,090

		18,418,848

Engineering and Construction - 0.2%
Keith Companies a	70,000	1,211,000

Food and Tobacco Processors - 1.3%
Omega Protein a	300,000	2,046,000
Zapata Corporation a	84,200	6,142,390

		8,188,390

Printing - 0.4%
Ennis	156,000	2,639,520

Transportation and Logistics - 2.6%
AirNet Systems a, c	517,700	2,448,721
Covenant Transport Cl. A a	125,500	2,208,800
Marten Transport a	154,700	3,299,751
Patriot Transportation Holding a	74,800	3,894,836
Vitran Corporation Cl. A a	308,050	4,574,543

		16,426,651

Total		48,788,311

Natural Resources - 19.3%
Energy Services - 8.0%
Dawson Geophysical a, d	362,400	8,770,080
Dril-Quip a	120,900	3,716,466
Gulf Island Fabrication	308,700	7,242,102
GulfMark Offshore a	187,700	4,863,307
Input/Output a	719,000	4,637,550
NATCO Group Cl. A a	343,100	3,729,497
RPC	105,000	1,594,950
Tesco Corporation a	657,100	7,582,934
TETRA Technologies a	146,300	4,160,772
Total Energy Services a	555,200	3,878,024

		50,175,682

Oil and Gas - 2.1%
Edge Petroleum a	143,300	2,373,048
PetroQuest Energy a	461,300	3,063,032
Pioneer Drilling Company a	330,600	4,552,362
Savanna Energy Services a	179,500	2,822,145

		12,810,587

Precious Metals and Mining - 8.9%
Alamos Gold a, d	1,036,300	3,212,337
Eldorado Gold a	1,210,000	3,472,700
Etruscan Resources a	2,609,400	3,235,462
Gammon Lake Resources a	866,600	5,095,608
Golden Star Resources a	821,600	2,357,992
Kingsgate Consolidated	713,108	1,246,512
Metallica Resources a	3,960,300	5,227,596
Minefinders Corporation a	701,400	4,685,352
Miramar Mining a	672,400	719,468
Northern Orion Resources a, d	2,645,800	7,672,820
NovaGold Resources a	739,300	6,143,583
Silver Standard Resources a, d	374,000	4,330,920
Spur Ventures a	641,200	848,043
Western Silver a, d	691,100	6,309,743
Yamana Gold a, d	322,000	1,062,600

		55,620,736

Real Estate - 0.3%
Kennedy-Wilson a	208,900	1,838,320

Total		120,445,325

Technology - 15.4%
Aerospace and Defense - 1.5%
Cubic Corporation	63,700	1,206,478
Ducommun a	204,600	4,092,000
Integral Systems	173,100	3,974,376

		9,272,854

Components and Systems - 4.9%
Excel Technology a	146,500	3,600,970
Lowrance Electronics a	174,500	4,242,095
Metrologic Instruments a	147,500	3,315,800
MOCON	67,375	611,496
OSI Systems a	145,100	2,540,701
Perceptron a	43,400	342,860
Performance Technologies a	341,200	2,272,392
REMEC a	385,673	2,036,353
Richardson Electronics	442,500	4,544,475
Rimage Corporation a	97,500	1,935,375
TTM Technologies a	427,500	4,471,650
Zomax a	300,000	894,000

		30,808,167

Distribution - 0.3%
Jaco Electronics a, c	382,250	1,177,330
Nu Horizons Electronics a	55,000	393,250

		1,570,580

Internet Software and Services - 0.5%
Artemis International Solutions a, d	13,500	40,500
CryptoLogic	58,858	1,823,421
Inforte Corporation a	223,200	1,205,280
Versata a	98,500	88,650

		3,157,851

IT Services - 0.9%
answerthink a	325,300	1,343,489
Forrester Research a	277,800	3,911,424

		5,254,913

Semiconductors and Equipment - 2.3%
Cascade Microtech a	148,500	1,425,600
CEVA a	418,900	3,099,860
ESS Technology a	358,400	1,888,768
PDF Solutions a	171,900	2,406,600
Semitool a	329,300	3,358,860
White Electronic Designs a	459,600	2,247,444

		14,427,132

Software - 3.1%
InterVideo a	125,000	1,375,000
iPass a	504,000	3,084,480
Kongzhong Corporation ADR a, b	140,700	1,125,600
PLATO Learning a	734,925	5,732,415
SCO Group (The) a, d	493,100	1,740,643
SPSS a	72,100	1,253,819
Tengtu International a	2,772,800	637,744
Transaction Systems Architects Cl. A a	193,300	4,474,895

		19,424,596

Telecommunications - 1.9%
Anaren a	176,600	2,142,158
Atlantic Tele-Network	75,000	2,401,500
Brooktrout a	204,300	2,298,375
Globecomm Systems a	375,800	2,236,010
KVH Industries a	96,400	878,204
PC-Tel a	244,100	1,796,576

		11,752,823

Total		95,668,916

Miscellaneous - 4.5%
Total		28,019,581

TOTAL COMMON STOCKS
(Cost $442,637,827)		538,390,178

REPURCHASE AGREEMENT- 13.7%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $85,853,485 (collateralized by Federal Home Loan Mortgage Corp., 3.875% due 1/12/09, valued at $87,995,935) (Cost $85,848,000)		85,848,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 3.8%
U.S. Treasury Bills
due 4/28/05-9/1/05		187,308
U.S. Treasury Bonds
5.25%-13.875% due 5/15/11-5/15/30		20,935,368
U.S. Treasury Notes
2.00%-4.00% due 5/15/06-2/15/14		248,356
U.S. Treasury Strip-Interest
due 5/15/06-8/15/12		2,014,060
U.S. Treasury Strip-Principal
7.625%-9.00% due 5/15/17-11/15/22		220,703

(Cost $23,605,795)		23,605,795

TOTAL INVESTMENTS - 103.9%
(Cost $552,091,622)		647,843,973
LIABILITIES LESS CASH
AND OTHER ASSETS - (3.9)%		(24,566,804)

NET ASSETS - 100.0%		$623,277,169

ROYCE PREMIER FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 81.8%
	SHARES	VALUE
Consumer Products - 10.9%
Apparel and Shoes - 4.2%
Polo Ralph Lauren Cl. A a	1,589,100	$ 61,657,080
Timberland Company Cl. A a	1,034,300	73,362,899

		135,019,979

Home Furnishing and Appliances - 0.6%
Ethan Allen Interiors	636,700	20,374,400

Sports and Recreation - 4.1%
Thor Industries	2,094,800	62,655,468
Winnebago Industries c	2,194,500	69,346,200

		132,001,668

Other Consumer Products - 2.0%
Fossil a	1,427,800	37,015,715
Matthews International Cl. A a	876,500	28,714,140

		65,729,855

Total		353,125,902

Consumer Services - 6.4%
Direct Marketing - 2.7%
Nu Skin Enterprises Cl. A c	3,896,500	87,710,215

Retail Stores - 3.7%
Big Lots a	3,522,500	42,340,450
Charming Shoppes a	1,862,200	15,139,686
Claire’s Stores	425,000	9,792,000
Pier 1 Imports	2,957,200	53,909,756

		121,181,892

Total		208,892,107

Financial Intermediaries - 7.8%
Insurance - 6.0%
Alleghany Corporation a	300,186	83,151,522
Erie Indemnity Company Cl. A a	1,249,200	65,108,304
ProAssurance Corporation a	433,100	17,107,450
Wesco Financial	73,400	28,257,532

		193,624,808

Other Financial Intermediaries 1.8%
TSX Group	1,142,000	59,141,393

Total		252,766,201

Financial Services - 2.4%
Information and Processing - 2.4%
FactSet Research Systems	736,350	24,306,913
Fair Isaac	813,000	27,999,720
Interactive Data a	1,259,100	26,126,325

Total		78,432,958

Health - 8.6%
Commercial Services - 0.9%
IDEXX Laboratories a	500,200	27,090,832

Drugs and Biotech - 4.8%
Endo Pharmaceuticals Holdings a	4,064,150	91,646,583
Perrigo Company	3,334,400	63,853,760

		155,500,343

Medical Products and Devices - 2.9%
Arrow International	1,665,825	57,221,089
Viasys Healthcare a, c	1,981,900	37,814,652

		95,035,741

Total		277,626,916

Industrial Products - 14.5%
Automotive - 1.3%
Adesa	1,785,000	41,697,600

Building Systems and Components - 2.3%
Simpson Manufacturing c	2,463,400	76,119,060

Construction Materials - 2.6%
Florida Rock Industries	1,418,850	83,456,757

Machinery - 4.5%
Lincoln Electric Holdings c	2,769,597	83,309,478
National Instruments	634,087	17,152,053
Woodward Governor Company c	640,604	45,931,307

		146,392,838

Metal Fabrication and Distribution - 3.8%
IPSCO	1,435,400	73,205,400
Schnitzer Steel Industries Cl. A a	1,502,600	50,682,698

		123,888,098

Total		471,554,353

Industrial Services - 5.3%
Commercial Services - 0.9%
West Corporation a	922,400	29,516,800

Engineering and Construction - 1.4%
Dycom Industries a	1,908,300	43,871,817

Industrial Distribution - 1.7%
Ritchie Bros. Auctioneers c	1,776,200	56,127,920

Transportation and Logistics - 1.3%
EGL a	1,834,200	41,819,760

Total		171,336,297

Natural Resources - 15.4%
Energy Services - 7.3%
Ensign Resource Service Group c	4,119,900	91,780,372
Precision Drilling a	594,000	44,348,040
Trican Well Service a, c	1,571,800	101,343,583

		237,471,995

Oil and Gas - 3.8%
Cimarex Energy a, d	1,197,200	46,690,800
Unit Corporation a	1,691,700	76,414,089

		123,104,889

Precious Metals and Mining - 4.3%
Glamis Gold a	4,251,100	66,359,671
Goldcorp	1,992,100	28,307,741
Meridian Gold a	2,746,900	46,257,796

		140,925,208

Total		501,502,092

Technology - 10.5%
Aerospace and Defense - 1.0%
Curtiss-Wright	568,400	32,398,800

Components and Systems - 2.0%
Dionex Corporation a	905,500	49,349,750
Zebra Technologies Cl. A a	318,900	15,144,561

		64,494,311

Distribution - 0.5%
Arrow Electronics a	709,100	17,975,685

IT Services - 3.6%
Gartner Cl. A a	2,898,600	27,739,602
Keane a	1,412,200	18,400,966
MAXIMUS	732,600	24,534,774
Perot Systems Cl. A a	3,395,700	45,638,208

		116,313,550

Semiconductors and Equipment - 2.6%
Cabot Microelectronics a, c, d	1,531,300	48,052,194
Cognex Corporation	1,458,000	36,275,040

		84,327,234

Telecommunications - 0.8%
Foundry Networks a	2,641,700	26,152,830

Total		341,662,410

TOTAL COMMON STOCKS
(Cost $1,959,175,752)		2,656,899,236

REPURCHASE AGREEMENT - 18.5%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $601,941,455 (collateralized by Federal Home Loan Mortgage Corp., 1.75% - 2.875% due 5/15/05 - 9/15/05, valued at $619,763,070) (Cost $601,903,000)		601,903,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 1.5%
U.S. Treasury Bills
due 4/28/05-9/1/05		2,634,059
U.S. Treasury Bonds
5.25%-13.875% due 5/15/11-5/15/30		30,870,449
U.S. Treasury Notes
2.00%-3.625% due 5/15/06-1/15/11		752,263
U.S. Treasury Strip-Interest
due 5/15/06-8/15/12		11,918,208
U.S. Treasury Strip-Principal
7.625%-9.00% due 5/15/17-11/15/22		3,262,404

(Cost $49,437,383)		49,437,383

TOTAL INVESTMENTS - 101.8%
(Cost $2,610,516,135)		3,308,239,619

LIABILITIES LESS CASH AND OTHER ASSETS - (1.8%)		(59,694,254)

NET ASSETS - 100.0%		$3,248,545,365

ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 90.4%
	SHARES	VALUE
Consumer Products - 10.4%
Apparel and Shoes - 1.9%
K-Swiss Cl. A a	1,102,100	$ 36,402,363
Steven Madden a	616,000	10,281,040
Polo Ralph Lauren Cl. A a	250,000	9,700,000
Stride Rite c	1,901,500	25,289,950

		81,673,353

Collectibles - 0.7%
Enesco Group a	452,200	3,007,130
Topps Company (The) c	2,988,716	27,526,074

		30,533,204

Food/Beverage/Tobacco - 0.9%
Boston Beer Company Cl. A a	392,800	8,602,320
CoolBrands International a, c	3,681,600	27,237,297

		35,839,617

Home Furnishing and Appliances - 2.0%
La-Z-Boy	600,900	8,370,537
Natuzzi ADR b	2,718,800	28,248,332
Select Comfort a, c	2,463,400	50,351,896

		86,970,765

Publishing - 0.4%
Journal Communications Cl. A a	1,117,200	18,489,660

Sports and Recreation - 3.1%
Arctic Cat c	1,440,260	38,973,436
Callaway Golf Company	3,744,200	47,925,760
Monaco Coach	865,650	13,980,247
Oakley	2,137,800	27,406,596
Sturm, Ruger & Company	991,800	6,873,174

		135,159,213

Other Consumer Products - 1.4%
Fossil a	1,594,000	41,324,450
Leapfrog Enterprises a, d	1,788,000	20,293,800

		61,618,250

Total		450,284,062

Consumer Services - 10.3%
Direct Marketing - 1.8%
Nu Skin Enterprises Cl. A c	3,523,900	79,322,989

Leisure and Entertainment - 1.0%
Activision a	825,000	12,210,000
4Kids Entertainment a, d	471,600	10,427,076
Multimedia Games a, c, d	1,757,438	13,637,719
New Frontier Media a, c	1,159,500	8,295,063

		44,569,858

Restaurants and Lodgings - 1.5%
Applebee’s International	551,000	15,185,560
Ruby Tuesday	750,000	18,217,500
Ryan’s Restaurant Group a	1,438,900	20,907,217
Steak n Shake Company (The) a	443,000	8,572,050

		62,882,327

Retail Stores - 5.4%
AnnTaylor Stores a	805,000	20,599,950
Big Lots a	2,559,700	30,767,594
Buckle (The)	679,500	23,721,345
Cache a, c	997,300	13,513,415
Cato Corporation Cl. A a	692,500	22,333,125
Charming Shoppes a	2,672,300	21,725,799
Circuit City Stores	966,300	15,509,115
Claire’s Stores	1,317,200	30,348,288
GameStop Corporation Cl. A a	850,800	18,853,728
Hibbett Sporting Goods a	73,425	2,205,687
Pier 1 Imports	1,761,600	32,113,968

		231,692,014

Other Consumer Services - 0.6%
Corinthian Colleges a	1,135,000	17,842,200
MoneyGram International	405,000	7,650,450

		25,492,650

Total		443,959,838

Financial Intermediaries - 5.5%
Banking - 0.1%
Bancorp (The) a	245,870	3,442,180

Insurance - 3.7%
Argonaut Group a	1,330,000	28,222,600
Aspen Insurance Holdings	903,000	22,764,630
CNA Surety a	870,100	11,833,360
NYMAGIC	386,500	9,160,050
Navigators Group a	503,500	16,688,507
Ohio Casualty a	810,100	18,616,098
Phoenix Companies (The)	999,000	12,767,220
PXRE Group	635,800	16,308,270
ProAssurance Corporation a	444,400	17,553,800
Scottish Re Group	350,000	7,882,000

		161,796,535

Securities Brokers - 0.3%
E*TRADE Financial a	180,900	2,170,800
Knight Trading Group a	1,102,300	10,626,172

		12,796,972

Other Financial Intermediaries - 1.4%
Southern African Resources a	14,107,468	7,057,876
TSX Group	1,013,900	52,507,406

		59,565,282

Total		237,600,969

Financial Services - 2.0%
Information and Processing - 1.9%
eFunds Corporation a, c	3,718,800	83,003,616

Investment Management - 0.1%
Cohen & Steers	185,200	3,055,800

Total		86,059,416

Health - 12.0%
Commercial Services - 0.9%
AMN Healthcare Services a, d	760,327	12,096,803
Discovery Partners International a, c	1,885,200	6,032,640
Hooper Holmes	2,290,900	8,751,238
PAREXEL International a	582,700	13,693,450

		40,574,131

Drugs and Biotech - 7.2%
Abgenix a	785,800	5,500,600
Antigenics a, d	900,900	6,036,030
Applera Corporation- Celera Genomics Group a	553,400	5,672,350
Cell Genesys a, c, d	2,786,600	12,623,298
Connetics Corporation a	243,200	6,150,528
Dendreon Corporation a, d	416,000	2,267,200
Elan Corporation ADR a, b, d	4,004,900	12,975,876
Endo Pharmaceuticals Holdings a	3,687,900	83,162,145
Exelixis a	607,600	4,119,528
Gene Logic a	1,441,900	4,527,566
Human Genome Sciences a	790,700	7,290,254
Lexicon Genetics a, c	4,033,800	20,612,718
Maxygen a	790,200	6,779,916
Myriad Genetics a	876,600	16,120,674
Perrigo Company c	4,107,800	78,664,370
QLT a, d	1,991,100	25,605,546
VIVUS a, c	3,516,600	10,514,634

		308,623,233

Health Services - 0.5%
Cross Country Healthcare a	795,500	13,332,580
MedQuist a	750,200	9,565,050

		22,897,630

Medical Products and Devices - 3.2%
Bioveris Corporation a	1,270,200	6,706,656
Bruker BioSciences a, c	5,612,700	19,756,704
Caliper Life Sciences a	1,173,200	7,567,140
CONMED Corporation a	255,500	7,695,660
Medical Action Industries a	489,500	9,251,550
Possis Medical a, c	984,000	8,236,080
STERIS Corporation a	350,000	8,837,500
Thoratec Corporation a, c	3,711,200	45,350,864
Viasys Healthcare a	1,269,500	24,222,060

		137,624,214

Personal Care - 0.2%
Helen of Troy a	288,100	7,888,178

Total		517,607,386

Industrial Products - 7.5%
Automotive - 1.2%
Adesa	1,984,000	46,346,240
LKQ Corporation a	219,100	4,397,337

		50,743,577

Building Systems and Components - 0.1%
Aaon a	347,500	5,719,850

Industrial Components - 0.2%
Powell Industries a	503,000	9,315,560

Machinery - 1.2%
Lincoln Electric Holdings	487,800	14,673,024
Pason Systems c	1,055,900	33,036,425
Stewart & Stevenson Services	141,100	3,229,779

		50,939,228

Metal Fabrication and Distribution - 3.6%
Harris Steel Group c	1,393,200	24,184,501
IPSCO	1,496,600	76,326,600
Metal Management c	1,383,700	35,533,416
Schnitzer Steel Industries Cl. A a	632,200	21,324,106

		157,368,623

Specialty Chemicals and Materials - 0.6%
Schulman (A.)	1,356,600	23,631,972

Other Industrial Products - 0.6%
Color Kinetics a	847,900	8,546,832
Steelcase Cl. A a	1,291,500	17,822,700

		26,369,532

Total		324,088,342

Industrial Services - 6.5%
Commercial Services - 2.6%
Century Business Services a	1,000,000	4,100,000
Copart a	660,143	15,552,969
Digital Theater Systems a	328,000	5,940,080
Exponent a	200,200	4,782,778
FTI Consulting a	1,533,700	31,655,568
LECG Corporation a	396,800	7,777,280
PDI a	694,000	14,227,000
Spherion Corporation a	669,000	5,010,810
West Corporation a	706,800	22,617,600

		111,664,085

Engineering and Construction - 2.4%
Dycom Industries a	1,438,400	33,068,816
Insituform Technologies Cl. A a, c	2,544,900	36,926,499
Keith Companies a, c	656,200	11,352,260
Palm Harbor Homes a, c, d	1,513,300	24,606,258

		105,953,833

Food and Tobacco Processors - 0.2%
Omega Protein a, c	1,607,100	10,960,422

Printing - 0.2%
Ennis	472,500	7,994,700

Transportation and Logistics - 1.1%
Heartland Express	900,000	17,235,000
Knight Transportation	382,100	9,426,407
Werner Enterprises	975,000	18,944,250

		45,605,657

Total		282,178,697

Natural Resources - 20.1%
Energy Services - 6.8%
Core Laboratories a	257,500	6,610,025
Dril-Quip a	453,200	13,931,368
Ensign Resource Service Group	3,770,300	83,992,217
Global Industries a	1,852,350	17,412,090
Input/Output a, c, d	6,652,900	42,911,205
Maverick Tube a	532,900	17,324,579
Oil States International a	1,486,200	30,541,410
Patterson-UTI Energy	452,000	11,309,040
Tesco Corporation a, c	2,227,700	25,707,658
TETRA Technologies a	389,800	11,085,912
Total Energy Services a, c	2,155,700	15,057,380
Veritas DGC a	656,300	19,662,748

		295,545,632

Oil and Gas - 2.7%
Cimarex Energy a, d	418,200	16,309,800
Remington Oil & Gas a	482,000	15,192,640
Unit Corporation a	1,863,900	84,192,363

		115,694,803

Precious Metals and Mining - 10.6%
Agnico-Eagle Mines	3,535,000	51,434,250
Apex Silver Mines a, d	1,897,000	30,389,940
Coeur d’Alene Mines a	4,250,000	15,597,500
Eldorado Gold a	5,270,100	15,125,187
Gammon Lake Resources a	3,005,800	17,674,104
Glamis Gold a	4,334,000	67,653,740
Goldcorp	1,625,000	23,091,250
Golden Star Resources a, d	4,685,000	13,445,950
Hecla Mining Company a, c, d	11,741,500	64,343,420
Meridian Gold a	4,311,600	72,607,344
Minefinders Corporation a, c	2,174,300	14,524,324
Northern Orion Resources a, c, d	8,832,600	25,614,540
Silver Standard Resources a, c, d	3,351,700	38,812,686
Stillwater Mining Company a	935,556	9,215,227

		459,529,462

Total		870,769,897

Technology - 15.4%
Aerospace and Defense - 0.3%
Integral Systems c	599,500	13,764,520

Components and Systems - 2.4%
Adaptec a	1,730,300	8,288,137
KEMET Corporation a	1,378,800	10,685,700
Methode Electronics	955,700	11,573,527
REMEC a	2,905,927	15,343,295
TTM Technologies a	1,834,100	19,184,686
Technitrol	1,787,100	26,663,532
Tektronix	462,900	11,354,937

		103,093,814

Internet Software and Services - 0.5%
CryptoLogic	265,100	8,212,798
RealNetworks a	2,360,900	13,646,002

		21,858,800

IT Services - 2.7%
CIBER a	323,700	2,353,299
Forrester Research a, c	1,211,100	17,052,288
MAXIMUS	237,900	7,967,271
Perot Systems Cl. A a	4,723,800	63,487,872
Syntel	1,565,500	27,709,350

		118,570,080

Semiconductors and Equipment - 3.9%
Catalyst Semiconductor a	296,200	1,264,774
CEVA a, c, d	1,306,800	9,670,320
Cognex Corporation	70,000	1,741,600
Credence Systems a	2,225,000	17,599,750
DSP Group a	120,000	3,091,200
ESS Technology a, c	2,258,900	11,904,403
Entegris a	2,515,300	24,876,317
Exar Corporation a, c	3,056,850	40,961,790
Fairchild Semiconductor International Cl. A a	892,500	13,682,025
Helix Technology	446,400	6,905,808
LTX Corporation a	1,547,600	6,871,344
MKS Instruments a	60,000	952,800
OmniVision Technologies a, d	692,000	10,483,800
Semitool a, c	1,771,233	18,066,577

		168,072,508

Software - 3.5%
iPass a	2,811,500	17,206,380
Kongzhong Corporation ADR a, b	824,700	6,597,600
ManTech International Cl. A a	1,508,700	34,805,709
PLATO Learning a	976,400	7,615,920
Sybase a	171,000	3,156,660
THQ a	725,000	20,401,500
Transaction Systems Architects Cl. A a, c	2,561,000	59,287,150

		149,070,919

Telecommunications - 2.1%
CommScope a	1,250,700	18,710,472
Foundry Networks a	3,538,300	35,029,170
KVH Industries a, c, d	1,202,200	10,952,042
PC-Tel a, c	1,358,600	9,999,296
Premiere Global Services a	500,000	5,660,000
ViaSat a	563,300	10,528,077

		90,879,057

Total		665,309,698

Miscellaneous - 0.7%
Total		28,494,533

TOTAL COMMON STOCKS
(Cost $3,321,824,043)		3,906,352,838

REPURCHASE AGREEMENT - 9.5%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $412,361,344 (collateralized by Federal Home Loan Mortgage Corp., 2.15% due 10/28/05 and Federal National Mortgage Association, 2.875% due 10/15/05, valued at $422,646,859) (Cost $412,335,000)		412,335,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 4.0%
U.S. Treasury Bills
due 4/28/05-9/1/05		9,471,135
U.S. Treasury Bonds
5.25%-13.875% due 5/15/11-5/15/30		152,740,559
U.S. Treasury Notes
2.00%-4.00% due 5/15/06-2/15/14		1,180,931
U.S. Treasury Strip-Interest
due 5/15/06-8/15/12		4,140,524
U.S. Treasury Strip-Principal
7.625%-9.00% due 5/15/17-11/15/22		3,766,130

(Cost $171,299,279)		171,299,279

TOTAL INVESTMENTS - 103.9%
(Cost $3,905,458,322)		4,489,987,117

LIABILITIES LESS CASH
AND OTHER ASSETS - (3.9)%		(170,160,666)

NET ASSETS - 100.0%		$4,319,826,451

ROYCE TOTAL RETURN FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 84.9%
	SHARES	VALUE
Consumer Products - 6.4%
Apparel and Shoes - 2.3%
Brown Shoe Company	30,100	$1,031,527
Cherokee	5,677	190,066
Kenneth Cole Productions Cl. A a	130,700	3,808,598
Cutter & Buck	531,341	7,449,401
Delta Apparel c	239,700	7,095,120
Haggar	31,141	628,737
Jones Apparel Group	498,400	16,691,416
K-Swiss Cl. A a	173,600	5,734,008
Oshkosh B’Gosh Cl. A a	333,400	10,168,700
Polo Ralph Lauren Cl. A a	506,700	19,659,960
Reebok International	6,700	296,810
Saucony Cl. B	161,032	3,690,854
Stride Rite	311,800	4,146,940
Timberland Company Cl. A a	260,000	18,441,800
Weyco Group	124,575	5,453,894
Wolverine World Wide	315,000	6,750,450

		111,238,281

Collectibles - 0.4%
Action Performance Companies a	639,100	8,455,293
Russ Berrie & Company	612,000	11,719,800

		20,175,093

Food/Beverage/Tobacco - 0.6%
Hershey Creamery Company	173	397,900
Lancaster Colony	228,400	9,718,420
J.M. Smucker Company (The)	255,200	12,836,560
Tootsie Roll Industries	218,205	6,546,150

		29,499,030

Home Furnishing and Appliances - 1.6%
American Woodmark	82,522	2,993,898
Ethan Allen Interiors	493,400	15,788,800
Fedders Corporation	1,588,549	4,416,166
Flexsteel Industries	243,836	4,025,732
Furniture Brands International	333,500	7,273,635
Hooker Furniture	96,980	1,831,952
La-Z-Boy	1,373,100	19,127,283
Lifetime Hoan	264,995	4,104,773
National Presto Industries	1,900	76,570
Natuzzi ADR b	1,211,200	12,584,368
Stanley Furniture Company	99,690	4,713,343

		76,936,520

Publishing - 0.4%
Journal Communications Cl. A a	692,450	11,460,048
Reader’s Digest Association	436,100	7,548,891

		19,008,939

Sports and Recreation - 0.6%
Callaway Golf Company	1,260,800	16,138,240
Monaco Coach	172,600	2,787,490
Sturm, Ruger & Company	511,400	3,544,002
Thor Industries	90,300	2,700,873
Winnebago Industries	83,400	2,635,440

		27,806,045

Other Consumer Products - 0.5%
Blyth	231,000	7,355,040
Burnham Holdings Cl. A a	93,412	2,489,430
Matthews International Cl. A a	224,500	7,354,620
Radica Games	50,000	412,500
Starrett (L.S.) Company Cl. A a	318,000	6,169,200

		23,780,790

Total		308,444,698

Consumer Services - 6.1%
Direct Marketing - 0.2%
Nu Skin Enterprises Cl. A a	535,000	12,042,850

Leisure and Entertainment - 0.3%
Dover Downs Gaming & Entertainment	217,100	2,702,895
International Speedway Cl. A a	110,000	5,967,500
Regal Entertainment Group Cl. A a	364,500	7,665,435

		16,335,830

Media and Broadcasting - 0.1%
Nelson (Thomas)	6,800	160,820
World Wrestling Entertainment	25,300	303,600

		464,420

Restaurants and Lodgings - 1.8%
Bob Evans Farms	767,600	18,000,220
CBRL Group	259,900	10,733,870
CEC Entertainment a	202,200	7,400,520
Four Seasons Hotels	75,800	5,359,060
Frisch’s Restaurants	1,400	36,386
IHOP Corporation	343,200	16,363,776
Landry’s Restaurants	38,900	1,124,988
Lone Star Steakhouse & Saloon	458,161	13,243,144
Ruby Tuesday	521,400	12,664,806
Ryan’s Restaurant Group a	161,600	2,348,048

		87,274,818

Retail Stores - 3.4%
AnnTaylor Stores a	80,400	2,057,436
Big Lots a	538,000	6,466,760
Borders Group	567,600	15,109,512
Buckle (The)	151,100	5,274,901
Cato Corporation Cl. A a	258,700	8,343,075
Claire’s Stores	700,200	16,132,608
Deb Shops	401,434	11,328,468
Dress Barn (The) a	1,091,125	19,880,298
Finish Line (The) Cl. A a	55,800	1,291,770
Friedman’s Cl. A a	42,800	54,784
Goody’s Family Clothing	49,300	445,179
Movie Gallery	69,800	2,001,864
Neiman Marcus Group (The) Cl. A a	191,000	17,478,410
Payless ShoeSource a	879,300	13,884,147
Pep Boys - Manny, Moe & Jack	415,000	7,295,700
Pier 1 Imports	967,000	17,628,410
Talbots	184,600	5,903,508
Tiffany & Co.	391,200	13,504,224
Weis Markets	57,000	2,101,590

		166,182,644

Other Consumer Services - 0.3%
Ambassadors Group	36,949	1,234,836
Jackson Hewitt Tax Service	74,700	1,562,724
MoneyGram International	578,300	10,924,087

		13,721,647

Total		296,022,209

Financial Intermediaries - 14.4%
Banking - 3.5%
Abigail Adams National Bancorp c	199,100	3,436,466
Anchor BanCorp Wisconsin	266,200	7,482,882
Arrow Financial	241,538	6,577,080
Banco Latinoamericano de Exportaciones Cl. E	4,200	85,848
BOK Financial a	430,575	17,515,791
Bancorp Rhode Island	141,200	5,280,880
Bank of Hawaii	191,700	8,676,342
Bank of NT Butterfield	76,900	3,229,800
Boston Private Financial Holdings	233,500	5,545,625
Canadian Western Bank	431,600	9,133,259
Central Pacific Financial	20,000	673,000
Chittenden Corporation	240,625	6,273,094
Fauquier Bankshares c	192,200	5,035,640
First BanCorp of Puerto Rico	2,600	109,850
First National Bank Alaska	980	2,205,000
HopFed Bancorp	26,700	443,220
IndyMac Bancorp	41,000	1,394,000
International Bancshares	114,125	3,956,714
Mercantile Bankshares	237,500	12,079,250
Ocwen Financial a, d	240,000	1,936,800
Oriental Financial Group	144,485	3,383,839
Park National	62,370	7,016,625
Partners Trust Financial Group	728,100	7,717,860
Peapack-Gladstone Financial	224,991	6,074,757
R & G Financial Cl. B	63,050	1,965,269
Riggs National	258,000	4,925,220
Sterling Bancorp	262,250	6,364,808
Susquehanna Bancshares	343,500	8,374,530
Timberland Bancorp	134,600	2,981,390
Wilmington Trust	508,500	17,848,350

		167,723,189

Insurance - 8.1%
Alleghany Corporation a	100,164	27,745,428
American Financial Group	221,900	6,834,520
American National Insurance	155,493	16,466,709
AmerUs Group	65,600	3,099,600
Argonaut Group a	326,613	6,930,728
Aspen Insurance Holdings	460,800	11,616,768
Assured Guaranty	226,000	4,056,700
Baldwin & Lyons Cl. B	481,711	12,495,583
CNA Surety a	447,000	6,079,200
Capital Title Group	402,130	2,465,057
Commerce Group	435,900	27,017,082
Endurance Specialty Holdings	91,400	3,458,576
Erie Indemnity Company Cl. A a	457,200	23,829,264
Fidelity National Financial	93,643	3,084,601
First American	110,900	3,653,046
Horace Mann Educators	437,200	7,755,928
Hub International	381,000	7,353,300
IPC Holdings	248,400	9,757,152
Independence Holding	379,924	6,850,030
Infinity Property & Casualty	206,700	6,461,442
LandAmerica Financial Group	49,300	2,466,479
Leucadia National	463,200	15,910,920
Markel Corporation a	53,800	18,572,298
Max Re Capital	100	2,353
Montpelier Re Holdings	172,100	6,049,315
NYMAGIC	167,000	3,957,900
Ohio Casualty a	100,000	2,298,000
Phoenix Companies (The)	351,500	4,492,170
PXRE Group	247,124	6,338,731
Protective Life	232,000	9,117,600
RLI	428,000	17,740,600
Reinsurance Group of America	151,200	6,438,096
Safety Insurance Group	92,655	2,868,599
Scottish Re Group	444,000	9,998,880
Selective Insurance Group	86,238	3,986,783
Stewart Information Services	19,600	735,392
Transatlantic Holdings	232,850	15,419,327
21st Century Insurance Group	346,400	4,832,280
UICI	43,900	1,064,575
United Fire & Casualty Company	637,060	21,551,740
Wesco Financial	29,930	11,522,451
Willis Group Holdings	197,000	7,263,390
Zenith National Insurance	479,300	24,856,498

		394,495,091

Real Estate Investment Trusts - 1.4%
Cousins Properties	223,500	5,781,945
Essex Property Trust	83,000	5,735,300
Gladstone Commercial	4,700	77,268
PS Business Parks	168,500	6,790,550
Public Storage	195,000	11,103,300
Rayonier	491,357	24,336,912
Vornado Realty Trust	183,100	12,683,337

		66,508,612

Securities Brokers - 0.5%
First Albany	160,200	1,467,432
Friedman, Billings, Ramsey Group Cl. A	415,200	6,589,224
Piper Jaffray Companies a	211,000	7,720,490
Raymond James Financial	334,350	10,130,805

		25,907,951

Other Financial Intermediaries - 0.9%
Student Loan	71,900	15,027,819
TSX Group	526,200	27,250,614

		42,278,433

Total		696,913,276

Financial Services - 7.0%
Information and Processing - 1.1%
Fair Isaac	289,600	9,973,824
Interactive Data a	612,900	12,717,675
Investors Financial Services	143,000	6,994,130
SEI Investments	564,600	20,415,936

		50,101,565

Insurance Brokers - 1.0%
Brown & Brown	369,300	17,021,037
Gallagher (Arthur J.) & Company	585,000	16,848,000
Hilb Rogal & Hobbs Company	357,300	12,791,340

		46,660,377

Investment Management - 4.5%
A.F.P. Provida ADR b	332,000	8,137,320
Alliance Capital Management Holding L.P.	997,800	47,046,270
BlackRock Cl. A	106,000	7,942,580
C.I. Fund Management	964,300	13,758,064
Cohen & Steers	746,100	12,310,650
Federated Investors Cl. B	955,900	27,061,529
Gabelli Asset Management Cl. A	326,600	14,582,690
IGM Financial	545,600	16,980,236
Janus Capital Group	401,000	5,593,950
National Financial Partners	150,000	5,970,000
Nuveen Investments Cl. A	856,800	29,405,376
T. Rowe Price Group	347,100	20,610,798
Resource America	3,025	106,011
W.P. Stewart & Co.	332,900	7,543,514

		217,048,988

Other Financial Services - 0.4%
American Capital Strategies	1,000	31,466
Delta Financial	14,400	126,000
Fremont General	240,400	5,286,396
GATX Corporation	302,100	10,026,699
London Stock Exchange	652,629	5,590,647

		21,061,208

Total		334,872,138

Health - 4.2%
Commercial Services - 0.7%
Hooper Holmes	2,133,208	8,148,855
IDEXX Laboratories a	156,500	8,476,040
Owens & Minor	671,300	18,225,795

		34,850,690

Drugs and Biotech - 0.3%
Perrigo Company	829,400	15,883,010

Health Services - 0.5%
Healthcare Services Group	155,770	3,777,423
Health Management Associates Cl. A	60,000	1,570,800
NDCHealth Corporation a	30,400	485,792
Omnicare	43,800	1,552,710
Option Care	51,340	1,057,091
PolyMedica Corporation	396,400	12,589,664
Universal Health Services Cl. B	93,400	4,894,160

		25,927,640

Medical Products and Devices - 2.2%
Applera Corporation- Applied Biosystems Group	498,400	9,838,416
Arrow International	491,600	16,886,460
Datascope	459,133	14,040,287
Diagnostic Products	247,600	11,959,080
Invacare Corporation	455,500	20,328,965
Mentor Corporation	459,400	14,746,740
STERIS Corporation a	269,000	6,792,250
Utah Medical Products	3,901	85,822
Vital Signs	253,107	10,096,438
Young Innovations	4,550	166,758

		104,941,216

Personal Care - 0.5%
Alberto-Culver Company	219,600	10,510,056
CNS	209,906	3,736,327
Inter Parfums	176,300	2,538,720
Regis	146,000	5,975,780

		22,760,883

Total		204,363,439

Industrial Products - 19.0%
Automotive - 1.4%
Adesa	497,100	11,612,256
Bandag	228,400	10,730,232
Bandag Cl. A	202,400	8,585,808
CLARCOR	441,400	22,935,144
Strattec Security a	48,100	2,577,198
Superior Industries International	289,900	7,656,259
Wescast Industries Cl. A	97,400	2,317,146

		66,414,043

Building Systems and Components - 0.6%
LSI Industries	739,737	8,307,247
Preformed Line Products Company c	307,900	9,233,921
Simpson Manufacturing	78,400	2,422,560
Teleflex	234,700	12,011,946

		31,975,674

Construction Materials - 1.3%
Ameron International	236,500	8,514,000
Ash Grove Cement Company	39,610	5,763,255
Building Materials Holding	4,700	209,056
Florida Rock Industries	356,200	20,951,684
Martin Marietta Materials	120,000	6,710,400
NCI Building Systems a	50,000	1,930,000
Universal Forest Products	6,920	268,842
Vulcan Materials Company	307,600	17,480,908

		61,828,145

Industrial Components - 2.3%
AMETEK	520,300	20,942,075
Bel Fuse Cl. B	313,906	9,511,352
C & D Technologies	395,700	3,976,785
Chase Corporation	172,800	2,716,416
Crane Company	267,200	7,692,688
Deswell Industries	711,300	11,444,106
Donaldson Company	568,000	18,335,040
PerkinElmer	335,500	6,921,365
Precision Castparts	196,200	15,109,362
Watts Water Technologies Cl. A	310,600	10,128,666
Woodhead Industries	339,700	4,619,920

		111,397,775

Machinery - 4.5%
Alamo Group	98,700	2,441,838
Ampco-Pittsburgh	94,800	1,282,644
Badger Meter	81,000	2,146,500
Briggs & Stratton	378,700	13,788,467
Cascade Corporation	138,900	4,861,500
Graco	506,850	20,456,466
Hardinge c	482,700	6,492,315
IDEX Corporation	325,900	13,150,065
Lincoln Electric Holdings	605,200	18,204,416
Lindsay Manufacturing	271,000	5,170,680
MTS Systems	158,200	4,592,546
Mueller (Paul) Company c	112,700	2,902,025
Nordson Corporation	426,400	15,700,048
Oshkosh Truck	8,700	713,313
Stewart & Stevenson Services	866,600	19,836,474
Tecumseh Products Company Cl. A	199,800	7,914,078
Tennant	263,800	10,206,422
Thomas Industries	427,300	16,938,172
Toro Company (The)	349,900	30,966,150
Woodward Governor Company	258,800	18,555,960

		216,320,079

Metal Fabrication and Distribution - 1.9%
Carpenter Technology	61,000	3,624,010
Commercial Metals Company	146,000	4,947,940
Gibraltar Industries	852,467	18,703,126
IPSCO	57,100	2,912,100
Kaydon Corporation	660,000	20,724,000
Mueller Industries	146,400	4,121,160
Penn Engineering & Manufacturing	205,000	3,700,250
Penn Engineering & Manufacturing Cl. A	174,200	3,153,020
Quanex Corporation	262,500	13,996,500
Reliance Steel & Aluminum	8,500	340,085
Roanoke Electric Steel	68,588	1,418,400
Schnitzer Steel Industries Cl. A	273,500	9,225,155
Steel Dynamics	56,953	1,962,031
Steel Technologies	62,500	1,499,375

		90,327,152

Paper and Packaging - 1.1%
AptarGroup	382,900	19,903,142
Bemis Company	553,200	17,215,584
Louisiana-Pacific Corporation	29,500	741,630
Schweitzer-Mauduit International	232,300	7,793,665
Sonoco Products Company	349,500	10,083,075

		55,737,096

Pumps, Valves and Bearings - 1.1%
Baldor Electric	247,500	6,387,975
CIRCOR International	28,000	690,200
Franklin Electric	480,600	18,133,038
Gorman-Rupp Company	295,237	6,335,786
Roper Industries	163,000	10,676,500
Sun Hydraulics c	361,450	10,865,187

		53,088,686

Specialty Chemicals and Materials - 2.2%
Aceto Corporation	49,625	368,218
Albemarle Corporation	166,500	6,053,940
Arch Chemicals	224,700	6,397,209
Balchem Corporation	326,400	7,588,800
Cabot Corporation	293,000	9,794,990
Great Lakes Chemical	214,000	6,873,680
Lubrizol Corporation	465,200	18,905,728
MacDermid	483,100	15,700,750
Methanex Corporation	987,669	19,190,409
Octel Corporation	26,100	483,633
Quaker Chemical	405,000	8,318,700
RPM International	250,400	4,577,312
Schulman (A.)	290,604	5,062,322

		109,315,691

Textiles - 0.1%
UniFirst Corporation	10,000	399,000

Other Industrial Products - 2.5%
Albany International Cl. A	172,000	5,311,360
Brady Corporation Cl. A	852,900	27,591,315
Diebold	288,200	15,807,770
HNI Corporation	548,600	24,659,570
Kimball International Cl. B	674,600	9,781,700
McGrath RentCorp	200,000	4,676,000
Met-Pro Corporation	13,400	183,580
Herman Miller	227,700	6,858,324
Oil-Dri Corporation of America	2,900	53,650
Quixote Corporation c	442,900	9,597,643
Raven Industries	195,612	3,994,397
Smith (A.O.) Corporation	212,900	6,146,423
Trinity Industries	256,400	7,222,788

		121,884,520

Total		918,687,861

Industrial Services - 10.0%
Commercial Services - 3.4%
ABM Industries	834,900	16,055,127
ALLETE	229,900	9,621,315
Brink’s Company (The)	421,510	14,584,246
Central Parking	365,600	6,281,008
Chemed Corporation a	235,200	17,988,096
Hillenbrand Industries	175,300	9,723,891
Kelly Services Cl. A	552,800	15,915,112
MPS Group a	604,000	6,348,040
Manpower	295,200	12,847,104
Reynolds & Reynolds Company Cl. A	719,900	19,480,494
Rollins	370,500	6,891,300
ServiceMaster Company (The)	677,000	9,139,500
Watson Wyatt & Company Holdings	673,700	18,324,640

		163,199,873

Engineering and Construction - 0.8%
Chicago Bridge & Iron Company	97,900	4,310,537
EMCOR Group a	262,700	12,299,614
Granite Construction	207,100	5,440,517
M.D.C. Holdings	78,387	5,459,655
M/I Homes	12,100	592,053
Ryland Group (The)	65,100	4,037,502
Skyline Corporation	157,100	6,046,779
Standard Pacific	8,700	628,053

		38,814,710

Food and Tobacco Processors - 0.9%
Corn Products International	223,000	5,795,770
Farmer Bros.	216,000	5,173,200
Fresh Del Monte Produce	100,000	3,052,000
Pilgrim’s Pride	51,400	1,836,008
Sanderson Farms	111,200	4,804,952
Seaboard Corporation	17,112	18,361,176
Universal	121,000	5,538,170

		44,561,276

Industrial Distribution - 1.5%
Central Steel & Wire	7,765	4,348,400
Grainger (W.W.)	292,000	18,182,840
Handleman	43,400	822,864
Lawson Products	296,169	13,860,709
Mine Safety Appliances Company	186,000	7,205,640
Ritchie Bros. Auctioneers	676,740	21,384,984
Watsco	119,500	5,030,950

		70,836,387

Printing - 0.8%
Banta Corporation	446,300	19,101,640
CSS Industries	15,457	564,953
Courier Corporation	221,879	11,635,335
Ennis	74,400	1,258,848
John H. Harland Company	104,800	3,600,928

		36,161,704

Transportation and Logistics - 2.2%
Alexander & Baldwin	472,700	19,475,240
Arkansas Best	318,332	12,026,583
C. H. Robinson Worldwide	128,000	6,595,840
EGL a	600,600	13,693,680
Expeditors International of Washington	333,200	17,842,860
Forward Air	10,000	425,800
Nordic American Tanker Shipping	37,300	1,769,885
Overseas Shipholding Group	28,600	1,799,226
Sea Containers Cl. A	287,800	5,255,228
SkyWest	164,800	3,063,632
Teekay Shipping	260,400	11,704,980
UTI Worldwide	174,200	12,098,190

		105,751,144

Other Industrial Services - 0.4%
Landauer	446,200	21,212,348

Total		480,537,442

Natural Resources - 9.2%
Energy Services - 2.8%
Carbo Ceramics	149,000	10,452,350
Ensign Resource Service Group	312,500	6,961,666
Enterprise Products Partners L.P.	263,400	6,769,380
Gulf Island Fabrication	156,849	3,679,678
Helmerich & Payne	545,800	21,662,802
Lufkin Industries c	401,513	19,389,063
Nicor	321,700	11,931,853
Piedmont Natural Gas Company	585,800	13,496,832
Precision Drilling a	165,100	12,326,366
Tidewater	420,700	16,348,402
Universal Compression Holdings a	317,100	12,008,577
Western Gas Resources	79,900	2,752,555

		137,779,524

Oil and Gas - 4.8%
Alliance Resource Partners L.P.	100,000	6,428,000
Berry Petroleum Company Cl. A	207,500	10,675,875
Chesapeake Energy	914,500	20,064,130
Cimarex Energy a,d	299,400	11,676,600
Diamond Offshore Drilling	339,600	16,946,040
EOG Resources	214,000	10,430,360
Energen Corporation	27,800	1,851,480
Energy Transfer Partners L.P. d	227,200	7,109,088
EnergySouth	355,474	10,178,998
Husky Energy	266,555	8,004,913
Magellan Midstream Partners L.P.	100,000	6,105,000
Pacific Energy Partners L.P.	238,000	7,235,200
Patina Oil & Gas	193,000	7,720,000
Penn Virginia	336,200	15,431,580
PetroKazakhstan Cl. A	125,012	5,021,732
Plains All American Pipeline L.P.	186,000	7,207,500
Pogo Producing Company	407,900	20,084,996
St. Mary Land & Exploration Company	240,300	12,027,015
SEACOR Holdings a	362,000	23,077,500
Stone Energy a	340,300	16,528,371
Sunoco Logistics Partners L.P.	181,000	7,294,300

		231,098,678

Precious Metals and Mining - 0.7%
AngloGold Ashanti ADR b	52,000	1,791,400
Gold Fields ADR b	605,000	6,951,450
Goldcorp	1,212,000	17,222,520
Lihir Gold ADR a,b	340,000	5,708,600

		31,673,970

Real Estate - 0.7%
St. Joe Company	305,000	20,526,500
W.P. Carey & Co.	418,500	12,709,845

		33,236,345

Other Natural Resources - 0.2%
Deltic Timber	38,000	1,485,800
Natural Resource Partners L.P.	75,000	4,010,250
Plum Creek Timber Company	177,000	6,318,900

		11,814,950

Total		445,603,467

Technology - 5.2%
Aerospace and Defense - 0.5%
Cubic Corporation	25,800	488,652
Curtiss-Wright	161,100	9,182,700
EDO Corporation	22,200	667,110
Engineered Support Systems	12,300	658,296
HEICO Corporation	241,400	4,852,140
HEICO Corporation Cl. A	239,659	3,803,388
Kaman Corporation Cl. A	368,200	4,584,090

		24,236,376

Components and Systems - 2.5%
AVX Corporation	980,600	12,012,350
Adaptec a	1,127,100	5,398,809
American Power Conversion	649,600	16,961,056
Analogic Corporation	287,442	12,431,867
Imation Corporation	23,900	830,525
Lowrance Electronics a	19,610	476,719
Methode Electronics	1,618,890	19,604,758
Nam Tai Electronics	323,540	8,606,164
Newport Corporation a	489,300	7,089,957
Richardson Electronics	317,700	3,262,779
Symbol Technologies	553,300	8,017,317
Technitrol	910,900	13,590,628
Tektronix	523,500	12,841,455

		121,124,384

Distribution - 0.5%
Agilysys	119,511	2,349,586
Arrow Electronics a	455,600	11,549,460
Tech Data a	207,800	7,701,068

		21,600,114

IT Services - 0.6%
Black Box	424,800	15,891,768
MAXIMUS	247,300	8,282,077
Perot Systems Cl. A a	375,200	5,042,688
Syntel	101,145	1,790,267

		31,006,800

Semiconductors and Equipment - 0.3%
Cognex Corporation	368,300	9,163,304
Exar Corporation a	431,800	5,786,120

		14,949,424

Software - 0.1%
Sybase a	73,500	1,356,810
TALX Corporation	30,000	544,800

		1,901,610

Telecommunications - 0.7%
ADTRAN	140,000	2,469,600
Atlantic Tele-Network	100	3,202
CT Communications	43,117	454,022
Golden Telecom	116,602	2,985,011
Inter-Tel	59,200	1,450,400
North Pittsburgh Systems	548,462	10,840,352
Scientific-Atlanta	502,050	14,167,851
SureWest Communications	158,400	3,652,704

		36,023,142

Total		250,841,850

Utilities - 1.6%
Aqua America	446,075	10,866,387
CH Energy Group	224,300	10,250,510
El Paso Electric Company a	316,400	6,011,600
Hawaiian Electric Industries	723,100	18,453,512
MDU Resources Group	25,400	701,548
PNM Resources	638,900	17,045,852
SJW	196,500	6,903,045
Southern Union a	300,000	7,533,000

Total		77,765,454

Miscellaneous - 1.8%
Total		85,183,409

TOTAL COMMON STOCKS
(Cost $3,247,714,825)		4,099,235,243

PREFERRED STOCKS - 1.1%
Allied Waste Industries Ser. C 6.25% Conv.	41,000	1,773,660
Allied Waste Industries Ser. D 6.25% Conv.	28,300	6,721,250
Central Parking Finance Trust 5.25% Conv.	4,000	84,000
Fedders Corporation 8.60% d	79,975	1,915,401
First Union Real Estate Equity & Mortgage
Investments Ser. A 8.40% Conv.	24,000	618,000
Fleetwood Capital Trust 6.00% Conv. a	70,000	2,992,500
Pioneer-Standard Electronics 6.75% Conv.	145,000	9,135,000
PNM Resources 6.75% Conv.	35,000	1,750,000
Reinsurance Group of America 5.75% Conv.	94,000	5,405,000
United Fire & Casualty Company 6.375% Conv.	83,700	3,557,250
Vornado Realty Trust Ser. A 6.50% Conv.	60,300	5,864,175
Vornado Realty Trust Ser. F 6.75%	200,000	4,812,000
Vornado Realty Trust Ser. G 6.625%	400,000	9,520,000

TOTAL PREFERRED STOCKS
(Cost $45,259,328)		54,148,236

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.7%
Amkor Technology 9.25%
Senior Note due 2/15/08	$1,000,000	955,000
Athena Neurosciences Finance 7.25%
Senior Note due 2/21/08	8,900,000	7,453,750
E*TRADE Financial 6.00%
Conv. Sub. Note due 2/1/07	2,500,000	2,543,750
Human Genome Sciences 5.00%
Conv. Sub. Note due 2/1/07	2,000,000	1,990,000
Leucadia National 3.75%
Conv. Senior Note due 4/15/14	3,000,000	2,962,500
Level 3 Communications 9.125% d
Senior Note due 5/1/08	9,250,000	7,770,000
Level 3 Communications 10.50% d
Senior Note due 12/1/08	3,000,000	2,550,000
Level 3 Communications 6.00%
Conv. Sub. Deb. due 9/15/09	5,000,000	2,550,000
Levi Strauss & Co. 12.25%
Senior Note due 12/15/12	1,000,000	1,092,500
Mueller Industries 6.00%
Sub. Deb. due 11/1/14	1,212,000	1,172,610

TOTAL CORPORATE BONDS
(Cost $27,389,817)		31,040,110

GOVERNMENT BONDS - 2.1%
(Principal Amount shown in Canadian dollars.)
Canada 3.25%, due 12/1/06	24,000,000	19,871,345
Canada 4.50%, due 9/1/07	24,000,000	20,368,506
Canada 4.25%, due 9/1/08	24,000,000	20,273,676
Canada 5.50%, due 6/1/09	24,000,000	21,191,817
Canada 5.50%, due 6/1/10	24,000,000	21,311,643

TOTAL GOVERNMENT BONDS
(Cost $96,017,683)		103,016,987

U.S. TREASURY OBLIGATIONS - 4.1%
U.S. Treasury Notes
5.625%, due 2/15/06	100,000,000	101,957,000
3.25%, due 8/15/08	100,000,000	97,593,800

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $202,259,254)		199,550,800

REPURCHASE AGREEMENT - 7.3%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $352,868,543 (collateralized by Federal Home Loan Mortgage Corp., 2.01% due 10/6/05 and Federal National Mortgage Association, 1.875%-2.875% due 9/15/05-10/15/05, valued at $361,669,143) (Cost $352,846,000)		352,846,000

COLLATERAL RECEIVED FOR SECURITIES LOANED- 0.6%
U.S. Treasury Bills
due 4/28/05-9/1/05		168,362
U.S. Treasury Bonds
3.625%-13.875% due 5/15/11-5/15/30		25,019,572
U.S. Treasury Notes
2.00%-3.625% due 5/15/06-1/15/11		368,235
U.S. Treasury Strip-Interest
due 5/15/06-8/15/12		150,725
U.S. Treasury Strip-Principal
7.625%-9.00% due 5/15/17-11/15/22		208,524

(Cost $25,915,418)		25,915,418

TOTAL INVESTMENTS - 100.8%
(Cost $3,997,402,325)		4,865,752,794

LIABILITES LESS CASH
AND OTHER ASSETS - (0.8)%		(38,039,010)

NET ASSETS - 100.0%		$4,827,713,784

ROYCE TRUSTSHARES FUND
MARCH 31, 2005 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS - 90.1%

Consumer Products - 5.4%
Apparel and Shoes - 4.4%
Delta Apparel	33,380	$988,048
Gildan Activewear a	15,000	637,500
Polo Ralph Lauren Cl. A	16,500	640,200

		2,265,748

Collectibles - 1.0%
Action Performance Companies a	40,100	530,523

Total		2,796,271

Consumer Services - 2.8%
Retail Stores - 1.7%
Party City a	58,900	862,296

Other Consumer Services - 1.1%
MoneyGram International	31,100	587,479

Total		1,449,775

Financial Intermediaries - 1.7%
Securities Brokers - 1.7%
E*TRADE Financial a	74,200	890,400

Total		890,400

Financial Services - 11.3%
Information and Processing - 2.7%
eFunds Corporation a	29,900	667,368
SEI Investments	20,000	723,200

		1,390,568

Insurance Brokers - 2.8%
Brown & Brown	20,000	921,800
Gallagher (Arthur J.) & Company	18,000	518,400

		1,440,200

Investment Management - 5.8%
Alliance Capital Management Holding L.P.	30,000	1,414,500
Federated Investors Cl. B	25,000	707,750
Nuveen Investments Cl. A	25,800	885,456

		3,007,706

Total		5,838,474

Health - 9.9%
Commercial Services - 1.2%
First Consulting Group a	117,700	612,040

Drugs and Biotech - 6.2%
Elan Corporation ADR a,b	124,900	402,777
Hi-Tech Pharmacal a	43,000	945,140
Life Sciences Research a	35,000	445,200
Par Pharmaceutical Companies a	27,000	902,880
Perrigo Company	27,900	534,285

		3,230,282

Medical Products and Devices - 1.4%
STERIS Corporation a	29,500	744,875

Personal Care - 1.1%
Inter Parfums	38,200	550,080

Total		5,137,277

Industrial Products - 10.1%
Automotive - 2.8%
Adesa	15,000	350,400
Commercial Vehicle Group a	27,000	540,000
LKQ Corporation a	26,700	535,869

		1,426,269

Building Systems and Components - 0.9%
Flanders Corporation a	43,000	485,040

Machinery - 2.4%
Lincoln Electric Holdings	28,900	869,312
PAXAR Corporation a	17,000	362,780

		1,232,092

Metal Fabrication and Distribution - 1.0%
Schnitzer Steel Industries Cl. A	15,000	505,950

Specialty Chemicals and Materials - 3.0%
Aceto Corporation	109,150	809,893
MacDermid	23,400	760,500

		1,570,393

Total		5,219,744

Industrial Services - 10.8%
Commercial Services - 2.0%
Harsco Corporation	8,000	476,880
MPS Group a	53,000	557,030

		1,033,910

Engineering and Construction - 1.5%
EMCOR Group a	3,700	173,234
Insituform Technologies Cl. A a	43,000	623,930

		797,164

Industrial Distribution - 1.9%
Ritchie Bros. Auctioneers	31,000	979,600

Transportation and Logistics - 5.4%
Atlas Air Worldwide Holdings a,f	34,000	918,000
Pacer International a	37,000	883,930
UTI Worldwide	6,000	416,700
Universal Truckload Services a	27,700	584,470

		2,803,100

Total		5,613,774

Natural Resources - 4.7%
Energy Services - 4.2%
Input/Output a	110,000	709,500
Universal Compression Holdings a	22,000	833,140
Willbros Group a	31,000	626,200

		2,168,840

Precious Metals and Mining - 0.5%
Hecla Mining Company a	50,000	274,000

Total		2,442,840

Technology - 28.5%
Components and Systems - 13.0%
Checkpoint Systems a	59,000	995,920
Excel Technology a	34,000	835,720
Fargo Electronics a	54,700	802,449
KEMET Corporation a	71,000	550,250
Lowrance Electronics a	26,000	632,060
Plexus Corporation a	60,300	694,053
Richardson Electronics	56,100	576,147
SimpleTech	105,500	415,670
Technitrol	42,800	638,576
Vishay Intertechnology a	46,100	573,023

		6,713,868

Distribution - 1.4%
Benchmark Electronics a	23,000	732,090

IT Services - 3.4%
Forrester Research a	30,000	422,400
Keane a	41,000	534,230
MAXIMUS	8,600	288,014
Perot Systems Cl. A a	40,000	537,600

		1,782,244

Semiconductors and Equipment - 4.3%
Cognex Corporation	28,500	709,080
Credence Systems a	60,000	474,600
Exar Corporation a	41,600	557,440
Silicon Storage Technology a	126,000	468,720

		2,209,840

Software - 2.8%
ManTech International Cl. A a	20,000	461,400
Pegasystems a	105,800	569,204
Verity a	43,500	411,075

		1,441,679

Telecommunications - 3.6%
Radyne ComStream a	91,000	743,470
Scientific-Atlanta	21,000	592,620
Yak Communications a	99,400	532,884

		1,868,974

Total		14,748,695

Miscellaneous - 4.9%
Total		2,541,580

TOTAL COMMON STOCKS
(Cost $41,356,583)		46,678,830

REPURCHASE AGREEMENT - 12.6%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $6,517,416 (collateralized by Federal Home Loan Mortgage Corp., 2.02% due 3/8/06, valued at $6,683,568) (Cost $6,517,000)		6,517,000

TOTAL INVESTMENTS - 102.7%
(Cost $47,873,583)		53,195,830

LIABILITIES LESS CASH AND OTHER ASSETS - (2.7%)		(1,403,135)

NET ASSETS - 100.0%		$51,792,695

ROYCE OPPORTUNITY FUND
MARCH 31, 2005 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS - 91.4%

Consumer Products - 4.4%
Apparel and Shoes - 1.1%
Hartmarx Corporation a,d	283,300	$ 2,702,682
Kellwood Company	220,200	6,339,558
Phillips-Van Heusen	76,700	2,043,288
Warnaco Group (The) a,d	409,400	9,841,976

		20,927,504

Collectibles - 0.2%
Topps Company (The)	362,300	3,336,783

Home Furnishing and Appliances - 1.3%
American Technology a,d	111,400	904,568
Bassett Furniture Industries	224,900	4,430,530
Furniture Brands International	517,300	11,282,313
La-Z-Boy	629,300	8,766,149

		25,383,560

Publishing - 1.2%
Journal Communications Cl. A	357,200	5,911,660
McClatchy Company (The) Cl. A	38,500	2,855,160
Media General Cl. A	66,300	4,100,655
Scholastic Corporation a,d	323,500	11,933,915

		24,801,390

Other Consumer Products - 0.6%
Cross (A. T.) Company Cl. A a	335,400	1,978,860
Playtex Products a,d	704,300	6,338,700
Universal Electronics a,d	246,000	4,152,480

		12,470,040

Total		86,919,277

Consumer Services - 8.1%
Direct Marketing - 0.3%
Alloy a,d	1,103,300	6,487,404
Gaiam a,d	148,800	824,352

		7,311,756

Leisure and Entertainment - 1.3%
Orient-Express Hotels Cl. A	431,500	11,262,150
Steinway Musical Instruments a,d	296,300	8,877,148
Vail Resorts a	229,900	5,804,975

		25,944,273

Media and Broadcasting - 1.4%
Cox Radio Cl. A a,d	676,800	11,377,008
Emmis Communications Cl. A a,d	561,300	10,788,186
Insight Communications Company Cl. A a	217,700	2,579,745
Regent Communications a,d	523,400	2,800,190

		27,545,129

Restaurants and Lodgings - 0.5%
Landry’s Restaurants	202,700	5,862,084
Rubio’s Restaurants a,d	393,500	3,935,000

		9,797,084

Retail Stores - 4.2%
Bakers Footwear Group a,c,d	271,100	2,751,665
Burlington Coat Factory Warehouse	60,100	1,724,870
Casual Male Retail Group a	743,900	4,827,911
Dillard’s Cl. A	425,300	11,440,570
Gander Mountain Company a,d	456,900	5,985,390
Genesco a,d	146,900	4,174,898
Linens’n Things a,d	350,300	8,697,949
Longs Drug Stores	268,900	9,201,758
Party City a,d	325,700	4,768,248
REX Stores a,d	523,200	7,377,120
Saks a	246,300	4,445,715
Tweeter Home Entertainment Group a,d	921,400	5,132,198
Wild Oats Markets a,d	854,300	9,081,209
Wilsons The Leather Experts a,d	717,500	3,422,475

		83,031,976

Other Consumer Services - 0.4%
Rent-Way a,d	936,300	7,677,660

Total		161,307,878

Financial Intermediaries - 3.4%
Banking - 1.5%
Banc Corporation (The) a	105,500	1,083,485
Communtiy Capital Bancshares	71,600	841,300
First Community Bancorp	98,300	4,354,690
NetBank	864,800	7,333,504
Pacific Mercantile Bancorp a,d	92,700	1,264,428
Texas Capital Bancshares a,d	278,500	5,848,500
UMB Financial	130,500	7,428,060

		28,153,967

Insurance - 1.5%
American Physicians Capital a	323,600	11,089,772
FBL Financial Group Cl. A	361,600	10,124,800
Horace Mann Educators	498,600	8,845,164

		30,059,736

Securities Brokers - 0.4%
Piper Jaffray Companies a,d	226,700	8,294,953

Total		66,508,656

Financial Services - 1.0%
Other Financial Services - 1.0%
Advanta Corporation Cl. B	389,300	8,953,900
Metris Companies a,d	902,700	10,462,293

Total		19,416,193

Health - 4.3%
Commercial Services - 0.2%
TriZetto Group (The) a,d	456,700	4,251,877

Drugs and Biotech - 1.1%
Cambrex Corporation	467,000	9,947,100
Par Pharmaceutical Companies a,d	333,900	11,165,616
Transgenomic a	831,100	473,727

		21,586,443

Health Services - 2.0%
Albany Molecular Research a,d	491,300	5,050,564
BioScrip a,d	318,400	1,919,952
Cross Country Healthcare a	447,900	7,506,804
LifePoint Hospitals a,d	111,600	4,892,544
Medical Staffing Network Holdings a,d	684,900	4,527,189
OCA a,d	344,200	1,462,850
Province Healthcare Company a	282,900	6,815,061
QuadraMed a,d	705,500	1,100,580
Quovadx a,d	1,231,104	3,804,111
Tripos a	431,700	1,791,555

		38,871,210

Medical Products and Devices - 0.8%
Del Global Technologies a	267,885	830,444
Encore Medical a	685,100	3,685,838
HealthTronics a,d	366,700	3,945,692
New Brunswick Scientific a	353,374	1,936,490
PhotoMedex a,d	898,558	2,417,121
Quinton Cardiology Systems a	407,000	3,374,030

		16,189,615

Personal Care - 0.2%
Revlon Cl. A a,d	1,377,540	3,967,315

Total		84,866,460

Industrial Products - 27.2%
Automotive- 0.3%
Spartan Motors	524,700	5,273,235

Building Systems and Components - 0.6%
Lennox International	417,500	9,151,600
Modtech Holdings a,d	409,701	3,482,459

		12,634,059

Construction Materials - 0.3%
Apogee Enterprises	494,400	7,060,032

Industrial Components - 5.1%
American Technical Ceramics a	308,100	2,458,638
Barnes Group	467,800	12,710,126
CTS Corporation	395,300	5,138,900
Crane Company	323,600	9,316,444
Deswell Industries	450,050	7,240,846
Fansteel a	52,600	131,500
Gerber Scientific a,c	1,298,700	9,454,536
GrafTech International a,d	948,300	5,395,827
Hawk Corporation Cl. A a,c	631,800	6,444,360
Ladish Company a	448,700	5,294,660
Lamson & Sessions Company a	648,100	6,448,595
MagneTek a,c,d	1,502,600	8,008,858
Planar Systems a,d	417,900	3,769,458
Timken Company (The)	365,500	9,992,770
Zygo Corporation a,d	700,700	9,081,072

		100,886,590

Machinery - 6.1%
AGCO Corporation a,d	407,900	7,444,175
Baldwin Technology Company Cl. A a,c	745,300	1,788,720
Evans & Sutherland Computer a,c,d	549,125	3,020,188
FEI Company a,d	401,500	9,294,725
Flow International a,c,d	871,000	5,243,420
GSI Lumonics a,d	1,036,700	9,371,768
Global Power Equipment Group a,d	387,300	3,710,334
Hurco Companies a,c	351,700	4,906,215
JLG Industries	364,100	7,846,355
Keithley Instruments	451,400	7,281,082
LeCroy Corporation a,d	495,200	8,482,776
Regal-Beloit	357,000	10,278,030
Robbins & Myers	460,700	10,140,007
Stewart & Stevenson Services	172,800	3,955,392
TB Wood’s a,c	272,800	1,503,128
Terex Corporation a	239,100	10,353,030
Thermadyne Holdings a,d	399,400	4,868,686
UNOVA a,d	510,400	10,539,760

		120,027,791

Metal Fabrication and Distribution - 2.0%
Aleris International a	430,705	10,746,090
Foster (L.B.) Company Cl. A a	490,700	4,433,475
Haynes International a,d	179,100	3,223,800
Oregon Steel Mills a,d	573,800	13,197,400
RTI International Metals a,d	318,400	7,450,560

		39,051,325

Paper and Packaging - 0.7%
Chesapeake Corporation	378,800	7,962,376
Graphic Packaging a,d	1,184,300	5,222,763

		13,185,139

Pumps, Valves and Bearings - 2.1%
Baldor Electric	452,700	11,684,187
CIRCOR International	510,600	12,586,290
Flowserve Corporation a	458,400	11,858,808
Gardner Denver a,d	145,400	5,744,754

		41,874,039

Specialty Chemicals and Materials - 7.4%
Aceto Corporation	924,850	6,862,387
Calgon Carbon	814,300	6,954,122
Crompton Corporation	601,400	8,780,440
H.B. Fuller Company	293,200	8,502,800
LESCO a	404,800	5,869,600
Lydall a	552,600	6,133,860
MacDermid	324,000	10,530,000
Material Sciences a	605,400	8,142,630
Mosaic Company (The) a,d	676,000	11,532,560
OM Group a,d	366,100	11,136,762
Park Electrochemical	500,000	10,130,000
Penford Corporation	275,700	4,480,125
PolyOne Corporation a,d	1,012,400	8,990,112
Quaker Chemical	309,500	6,357,130
Spartech Corporation	553,100	10,979,035
Terra Industries a,d	678,600	5,265,936
Titanium Metals a,d	453,645	16,331,220

		146,978,719

Textiles - 0.1%
Dixie Group a	112,400	1,778,168

Other Industrial Products - 2.5%
Interface Cl. A a,d	1,228,000	8,374,960
Maxwell Technologies a	496,500	4,552,905
McGrath RentCorp	714,900	16,714,362
Tredegar Corporation	497,500	8,387,850
Trinity Industries	425,900	11,997,603

		50,027,680

Total		538,776,777

Industrial Services - 8.0%
Advertising and Publishing - 0.8%
Harris Interactive a,d	384,900	1,774,389
Journal Register Company a,d	431,000	7,197,700
ValueClick a,d	561,000	5,952,210

		14,924,299

Commercial Services - 2.4%
Anacomp Cl. A a	120,800	1,920,720
Carreker Corporation a	727,100	4,079,031
Kforce a,d	454,575	4,995,779
MPS Group a,d	308,900	3,246,539
Management Network Group a	905,500	2,146,035
Pemstar a,d	238,300	281,194
Precis a	421,200	714,355
Rentrak Corporation a	324,800	3,598,784
Sparton Corporation a	301,518	2,813,163
TRC Companies a,c	743,000	10,922,100
Volt Information Sciences a	371,500	8,971,725
Xanser Corporation a,d	1,229,800	3,935,360

		47,624,785

Engineering and Construction - 1.2%
Champion Enterprises a,d	751,900	7,067,860
Comfort Systems USA a	833,000	6,455,750
EMCOR Group a,d	98,800	4,625,816
Fleetwood Enterprises a,d	456,000	3,967,200
Matrix Service Company a,d	385,500	1,676,925

		23,793,551

Food and Tobacco Processors - 0.1%
Galaxy Nutritional Foods a	689,300	1,585,390

Industrial Distribution - 0.5%
Aviall a,d	223,700	6,263,600
Rush Enterprises Cl. B a	228,900	3,859,254

		10,122,854

Printing - 0.4%
Bowne & Co.	587,300	8,832,992

Transportation and Logistics - 2.5%
Alaska Air Group a,d	277,200	8,160,768
Atlas Air Worldwide Holdings a,f	490,300	13,238,100
Mesa Air Group a,d	825,700	5,779,900
OMI Corporation	116,200	2,225,230
Pacific CMA a	579,400	469,314
Sea Containers Cl. A	575,400	10,506,804
Swift Transportation Company a,d	453,100	10,031,634

		50,411,750

Other Industrial Services - 0.1%
National Technical Systems a	345,700	1,486,510

Total		158,782,131

Natural Resources - 3.4%
Energy Services - 1.3%
Global Industries a	491,000	4,615,400
GulfMark Offshore a,d	327,500	8,485,525
Newpark Resources a,d	1,128,000	6,643,920
Universal Compression Holdings a,d	138,300	5,237,421

		24,982,266

Oil and Gas - 1.6%
ATP Oil & Gas a	203,900	4,412,396
Pioneer Drilling Company a	510,700	7,032,339
Plains Exploration & Production Company a,d	115,813	4,041,874
Remington Oil & Gas a,d	212,500	6,698,000
Todco Cl. A a,d	338,300	8,741,672

		30,926,281

Precious Metals and Mining - 0.5%
Century Aluminum a,d	348,200	10,536,532

Total		66,445,079

Technology - 30.7%
Aerospace and Defense - 4.7%
AirTran Holdings a,d	809,900	7,329,595
BE Aerospace a,d	494,000	5,928,000
CPI Aerostructures a	193,700	1,917,630
Ducommun a	375,700	7,514,000
Esterline Technologies a	311,200	10,751,960
Fairchild Corporation (The) Cl. A a	746,400	2,313,840
GenCorp a	345,500	6,910,000
HEICO Corporation	350,500	7,045,050
Herley Industries a	318,000	5,440,980
Hexcel Corporation a	1,148,300	17,810,133
Kaman Corporation Cl. A	604,800	7,529,760
LaBarge a	383,200	5,016,088
Teledyne Technologies a,d	210,900	6,601,170

		92,108,206

Components and Systems - 7.1%
Ampex Corporation Cl. A a,d	27,500	1,100,000
Analogic Corporation	193,500	8,368,875
Ault a,c	321,100	802,750
Belden CDT d	496,750	11,032,817
Bonso Electronics International	120,500	532,610
Chyron Corporation a	231,700	92,680
Cray a,d	1,394,700	3,556,485
Dot Hill Systems a,d	809,500	4,816,525
Hypercom Corporation a	824,100	3,897,993
InFocus Corporation a	967,900	5,555,746
Innovex a,d	615,800	2,173,774
Interlink Electronics a	562,000	3,641,760
Interphase Corporation a,c	370,800	2,361,996
Iomega Corporation a	1,338,700	5,743,023
KEMET Corporation a,d	716,700	5,554,425
Lantronix a	1,093,000	2,022,050
Maxtor Corporation a,d	627,600	3,338,832
Merix Corporation a,d	385,100	4,316,971
Nam Tai Electronics	543,200	14,449,120
OSI Systems a,d	534,300	9,355,593
Pinnacle Systems a,d	774,300	4,328,337
Printronix	299,600	4,823,560
Radiant Systems a,d	160,200	1,569,960
SBS Technologies a	420,950	4,693,593
SCM Microsystems a,c,d	845,320	2,764,196
Sigmatron International a	187,400	2,207,572
Spectrum Control a,d	586,100	4,378,167
TTM Technologies a,d	668,500	6,992,510
Vishay Intertechnology a,d	869,900	10,812,857
Western Digital a,d	400,900	5,111,475

		140,396,252

Distribution - 0.8%
Bell Industries a,c	434,100	1,254,549
Bell Microproducts a,d	905,600	6,773,888
Benchmark Electronics a,d	275,900	8,781,897

		16,810,334

Internet Software and Services - 0.9%
Digitas a,d	865,151	8,738,025
Inforte Corporation a	67,700	365,580
Lionbridge Technologies a,d	457,400	2,602,606
1-800-Flowers.com a,d	629,700	4,766,829
Tumbleweed Communications a,d	198,100	546,756

		17,019,796

IT Services - 1.4%
CIBER a,d	873,623	6,351,239
Computer Horizons a,c	1,696,200	6,191,130
Computer Task Group a,c	1,104,600	4,396,308
Keane a	723,800	9,431,114
Technology Solutions a	1,180,900	1,192,709

		27,562,500

Semiconductors and Equipment - 6.7%
ADE Corporation a,d	388,200	8,618,040
Advanced Energy Industries a,d	111,500	1,078,205
Aixtron ADR a,b,d	424,014	1,763,898
Alliance Semiconductor a	1,174,100	2,923,509
ANADIGICS a,d	466,800	672,192
Brooks Automation a	491,800	7,465,524
California Micro Devices a,d	1,014,000	5,120,700
Credence Systems a,d	1,024,600	8,104,586
Cypress Semiconductor a,d	801,100	10,093,860
Electroglas a,d	730,200	2,884,290
FSI International a	915,000	3,870,450
Integrated Silicon Solution a,d	637,800	4,273,260
Intevac a,d	486,375	4,586,516
MEMC Electronic Materials a,d	614,600	8,266,370
Mentor Graphics a,d	719,900	9,862,630
PLX Technology a,d	605,300	6,355,650
Pericom Semiconductor a,d	784,500	6,723,165
Silicon Storage Technology a,d	594,200	2,210,424
Standard Microsystems a,d	505,000	8,766,800
TriQuint Semiconductor a	1,302,300	4,401,774
Ultra Clean Holdings a	231,200	1,410,320
Varian Semiconductor Equipment Associates a,d	178,000	6,765,780
Veeco Instruments a,d	621,400	9,352,070
Vitesse Semiconducter a,d	913,500	2,448,180
White Electronic Designs a,d	822,700	4,023,003

		132,041,196

Software - 3.0%
Aspen Technology a,d	369,200	2,097,056
Borland Software a,d	1,158,500	9,407,020
Epicor Software a,d	672,600	8,811,060
Evolving Systems a	654,500	1,751,442
Indus International a,d	1,004,300	2,450,492
MSC.Software a,d	638,800	7,077,904
Manugistics Group a,d	1,600,700	2,689,176
NetIQ Corporation a,d	798,700	9,129,141
Phase Forward a,d	366,500	2,393,245
Phoenix Technologies a	889,100	8,464,232
QAD	552,000	4,565,040
Versant Corporation a	459,600	363,084

		59,198,892

Telecommunications - 6.1%
Aether Systems a	961,000	3,209,740
Andrew Corporation a,d	729,200	8,538,932
Arris Group a,d	914,700	6,320,577
C-COR.net a,d	912,700	5,549,216
Carrier Access a,d	726,400	4,329,344
Centillium Communications a	1,733,900	4,438,784
ClearOne Communications a	390,500	1,171,500
CommScope a,d	663,400	9,924,464
Covad Communications Group a,d	1,149,800	1,379,760
EMS Technologies a	446,000	6,065,600
EMCORE Corporation a,d	589,000	1,984,930
General Communication Cl. A a	575,300	5,252,489
Glenayre Technologies a,d	1,374,400	2,460,176
Globecomm Systems a,d	369,900	2,200,905
Inter-Tel	298,100	7,303,450
Interland a,d	542,600	1,161,164
MetaSolv a	1,022,300	2,504,635
Network Equipment Technologies a,d	1,132,000	6,373,160
Powerwave Technologies a,d	1,320,200	10,218,348
Radyne ComStream a	578,900	4,729,613
Redback Networks a,d	579,000	3,462,420
Symmetricom a,d	1,083,400	12,014,906
Tollgrade Communications a,c	728,900	5,029,410
Westell Technologies Cl. A a	1,084,900	5,977,799

		121,601,322

Total		606,738,498

Utilities - 0.2%
Sierra Pacific Resources a,d	343,925	3,697,194

Total		3,697,194

Miscellaneous - 0.7%
Total		14,470,522

TOTAL COMMON STOCKS
(Cost $1,523,527,240)		1,807,928,665

REPURCHASE AGREEMENT - 8.7%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $173,731,099 (collateralized by Federal Home Loan Mortgage Corp., 2.125% due 11/15/05, valued at $178,064,938) (Cost $173,720,000)		173,720,000

COLLATERAL RECEIVED FOR SECURITIES LOANED -11.0%
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio		217,279,478

(Cost $217,279,478)		217,279,478

TOTAL INVESTMENTS - 111.1%
(Cost $1,914,526,718)		2,198,928,143

LIABILITIES LESS CASH AND OTHER ASSETS - (11.1%)		(220,575,766)

NET ASSETS - 100.0%		$1,978,352,377

ROYCE SPECIAL EQUITY FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 89.3%
	SHARES	VALUE
Consumer Products - 19.1%
Apparel and Shoes - 4.7%
Hampshire Group a,c	230,000	$9,188,500
K-Swiss Cl. A	645,000	21,304,350
Kellwood Company	407,500	11,731,925
Lakeland Industries a,d	193,100	3,682,224

		45,906,999

Collectibles - 0.3%
Russ Berrie & Company	184,400	3,531,260

Food/Beverage/Tobacco - 3.8%
Lancaster Colony	650,000	27,657,500
National Beverage a	1,177,500	9,596,625

		37,254,125

Home Furnishing and Appliances - 7.9%
American Woodmark	562,500	20,407,500
Chromcraft Revington a,c	325,000	4,459,000
Ethan Allen Interiors	335,000	10,720,000
Flexsteel Industries c	369,200	6,095,492
Hooker Furniture	660,000	12,467,400
MITY Enterprises a	180,000	2,700,000
National Presto Industries c	507,800	20,464,340

		77,313,732

Publishing - 0.4%
Journal Communications Cl. A	239,900	3,970,345

Sports and Recreation - 0.6%
Escalade	430,000	5,860,900

Other Consumer Products - 1.4%
Koss Corporation	160,100	3,260,917
Movado Group	325,200	6,016,200
Yankee Candle Company	145,000	4,596,500

		13,873,617

Total		187,710,978

Consumer Services - 20.5%
Leisure and Entertainment - 0.2%
Bowl America Cl. A	165,000	2,328,150

Restaurants and Lodgings - 5.1%
Bob Evans Farms	515,300	12,083,785
CEC Entertainment a	390,300	14,284,980
Frisch’s Restaurants c	312,500	8,121,875
Jack in the Box a	407,500	15,118,250

		49,608,890

Retail Stores - 15.2%
AnnTaylor Stores a,d	68,200	1,745,238
Arden Group Cl. A	113,300	8,042,034
BJ’s Wholesale Club a,d	800,000	24,848,000
Borders Group	1,390,000	37,001,800
Cato Corporation Cl. A	311,300	10,039,425
Claire’s Stores	290,900	6,702,336
Deb Shops	464,300	13,102,546
Dress Barn (The) a,d	865,000	15,760,300
Jo-Ann Stores a,d	355,000	9,971,950
Neiman Marcus Group (The) Cl. A	196,200	17,954,262
Talbots	132,700	4,243,746

		149,411,637

Total		201,348,677

Financial Services - 2.3%
Insurance Brokers - 2.3%
Hilb Rogal & Hobbs Company	625,000	22,375,000

Total		22,375,000

Health - 5.0%
Commercial Services - 0.7%
Owens & Minor	248,500	6,746,775

Health Services - 0.7%
National Dentex a,c	337,000	6,638,900

Medical Products and Devices - 2.3%
Bio-Rad Laboratories Cl. A a	472,500	23,015,475

Personal Care - 1.3%
Regis	306,500	12,545,045

Total		48,946,195

Industrial Products - 25.8%
Automotive - 5.1%
Bandag Cl. A	607,000	25,748,940
R & B a	727,500	9,646,650
Strattec Security a	145,000	7,769,100
Superior Industries International d	279,000	7,368,390

		50,533,080

Building Systems and Components - 0.6%
Simpson Manufacturing	189,000	5,840,100

Construction Materials - 0.2%
NCI Building Systems a,d	50,000	1,930,000

Industrial Components - 3.0%
Genlyte Group (The) a,d	205,100	18,452,847
Standex International	415,000	11,329,500

		29,782,347

Machinery - 5.9%
Briggs & Stratton	575,000	20,935,750
Cascade Corporation	566,400	19,824,000
Rofin-Sinar Technologies a	355,000	11,409,700
Toro Company (The)	65,100	5,761,350

		57,930,800

Metal Fabrication and Distribution - 0.7%
Quanex Corporation	118,700	6,329,084

Paper and Packaging - 2.5%
Schweitzer-Mauduit International	730,000	24,491,500

Specialty Chemicals and Materials - 6.1%
Hawkins c	533,400	6,390,132
Lubrizol Corporation	727,100	29,549,344
Quaker Chemical	214,100	4,397,614
Schulman (A.)	1,130,000	19,684,600

		60,021,690

Other Industrial Products - 1.7%
Met-Pro Corporation c	617,500	8,459,750
Superior Uniform Group c	626,000	8,563,680

		17,023,430

Total		253,882,031

Industrial Services - 16.2%
Commercial Services - 2.4%
Global Imaging Systems a	268,100	9,506,826
Watson Wyatt & Company Holdings	525,000	14,280,000

		23,786,826

Food and Tobacco Processors - 4.1%
Farmer Bros.	67,400	1,614,230
Sanderson Farms	455,000	19,660,550
Universal	402,900	18,440,733

		39,715,513

Industrial Distribution - 2.2%
Lawson Products c	468,318	21,917,282

Printing - 6.0%
Banta Corporation	775,000	33,170,000
CSS Industries	535,000	19,554,250
Ennis	369,800	6,257,016

		58,981,266

Transportation and Logistics - 1.5%
Arkansas Best	397,500	15,017,550

Total		159,418,437

Technology - 0.4%
Components and Systems - 0.4%
Rimage Corporation a	227,700	4,519,845

Total		4,519,845

TOTAL COMMON STOCKS
(Cost $706,013,531)		878,201,163

REPURCHASE AGREEMENT - 11.2%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $110,576,064 (collateralized by Federal Home Loan Mortgage Corp., 2.125% due 11/15/05, valued at $113,336,319) (Cost $110,569,000)		110,569,000

COLLATERAL RECEIVED FOR SECURITIES LOANED- 0.9%
Money Market Funds
AIM Liquid Assets Institutional Fund		2,528,073
AIM Treasury Assets Institutional Fund		6,198,761

(Cost $8,726,834)		8,726,834

TOTAL INVESTMENTS - 101.4%
(Cost $825,309,365)		997,496,997

LIABILITES LESS CASH
AND OTHER ASSETS - (1.4)%		(13,917,955)

NET ASSETS - 100.0%		$983,579,042

ROYCE SELECT FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 91.5%
	SHARES	VALUE
Consumer Products - 3.6%
Apparel and Shoes - 2.5%
Polo Ralph Lauren Cl. A	15,800	$ 613,040

Collectibles - 1.1%
Action Performance Companies a	20,000	264,600

Total		877,640

Consumer Services - 6.5%
Retail Stores - 5.4%
GameStop Corporation Cl. A a	13,700	303,592
Hot Topic a	30,000	655,500
99 Cents Only Stores a	27,500	362,175

		1,321,267

Other Consumer Services - 1.1%
MoneyGram International	13,800	260,682

Total		1,581,949

Financial Intermediaries - 4.9%
Insurance - 1.1%
Erie Indemnity Company Cl. A	5,000	260,600

Real Estate Investment Trusts - 1.8%
Rayonier	9,100	450,723

Securities Brokers - 2.0%
E*TRADE Financial a	40,300	483,600

Total		1,194,923

Financial Services - 13.3%
Information and Processing - 4.8%
eFunds Corporation a	25,000	558,000
SEI Investments	16,700	603,872

		1,161,872

Insurance Brokers - 2.7%
Brown & Brown	5,000	230,450
Gallagher (Arthur J.) & Company	15,000	432,000

		662,450

Investment Management - 4.9%
Alliance Capital Management Holding L.P.	13,500	636,525
Nuveen Investments Cl. A	15,800	542,256

		1,178,781

Other Financial Services - 0.9%
PRG-Schultz International a	41,100	205,911

Total		3,209,014

Health - 9.9%
Commercial Services - 3.2%
Covance a	4,500	214,245
IDEXX Laboratories a	6,700	362,872
TriZetto Group (The) a	20,000	186,200

		763,317

Drugs and Biotech - 3.9%
Lexicon Genetics a	37,500	191,625
Perrigo Company	38,800	743,020

		934,645

Medical Products and Devices - 2.8%
Arrow International	20,000	687,000

Total		2,384,962

Industrial Products - 9.2%
Automotive - 2.5%
Adesa	10,000	233,600
LKQ Corporation a	18,300	367,281

		600,881

Building Systems and Components - 1.0%
Juno Lighting	6,700	253,253

Construction Materials - 2.5%
Florida Rock Industries	6,625	389,682
Heywood Williams Group a	120,000	203,893

		593,575

Machinery - 1.2%
Lincoln Electric Holdings	9,500	285,760

Specialty Chemicals and Materials - 2.0%
MacDermid	15,000	487,500

Total		2,220,969

Industrial Services - 9.1%
Commercial Services - 3.4%
iGATE Corporation a	73,300	273,409
MPS Group a	30,000	315,300
RemedyTemp Cl. A a	23,500	231,475

		820,184

Industrial Distribution - 2.6%
Ritchie Bros. Auctioneers	20,000	632,000

Transportation and Logistics - 3.1%
EGL a	21,000	478,800
Universal Truckload Services a	12,300	259,530

		738,330

Total		2,190,514

Natural Resources - 11.0%
Energy Services - 6.8%
Helmerich & Payne	14,000	555,660
Input/Output a	46,900	302,505
Universal Compression Holdings a	13,000	492,310
Willbros Group a	15,000	303,000

		1,653,475

Oil and Gas - 2.7%
Penn Virginia	14,000	642,600

Precious Metals and Mining - 1.5%
Agnico-Eagle Mines	25,000	367,218

Total		2,663,293

Technology - 22.7%
Components and Systems - 7.7%
Lowrance Electronics a	14,780	359,302
Nam Tai Electronics	12,500	332,500
Plexus Corporation a	36,700	422,417
Richardson Electronics	24,900	255,723
Technitrol	32,600	486,392

		1,856,334

Distribution - 0.7%
Tech Data a	4,800	177,888

IT Services - 4.1%
Covansys Corporation a	20,500	305,757
MAXIMUS	6,400	214,336
Perot Systems Cl. A a	17,300	232,512
Syntel	12,600	223,020

		975,625

Semiconductors and Equipment - 5.0%
Cognex Corporation	20,600	512,528
Exar Corporation a	34,700	464,980
PDF Solutions a	17,000	238,000

		1,215,508

Software - 3.7%
JDA Software Group a	15,000	210,600
Pegasystems a	32,800	176,464
Verity a	52,600	497,070

		884,134

Telecommunications - 1.5%
ADTRAN	20,500	361,620

Total		5,471,109

Miscellaneous - 1.3%
Total		316,077

TOTAL COMMON STOCKS
(Cost $17,481,121)		22,110,450

REPURCHASE AGREEMENT - 10.6%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $2,556,163 (collateralized by Federal National Mortgage Association, 2.32% due 4/7/06, valued at $2,622,258) (Cost $2,556,000)		2,556,000

TOTAL INVESTMENTS - 102.1%
(Cost $20,037,121)		24,666,450

LIABILITES LESS CASH
AND OTHER ASSETS - (2.1)%		(518,367)

NET ASSETS - 100.0%		$24,148,083

ROYCE VALUE FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 87.8%
	SHARES	VALUE
Consumer Products - 12.3%
Apparel and Shoes - 5.2%
Kenneth Cole Productions Cl. A	17,900	$ 521,606
K-Swiss Cl. A	18,400	607,752
Polo Ralph Lauren Cl. A	24,800	962,240
Timberland Company Cl. A a	8,600	609,998

		2,701,596

Home Furnishing and Appliances - 1.4%
Ethan Allen Interiors	23,000	736,000

Sports and Recreation - 2.9%
Thor Industries	21,000	628,110
Winnebago Industries	27,500	869,000

		1,497,110

Other Consumer Products - 2.8%
Blyth	18,500	589,040
RC2 Corporation a	25,800	877,200

		1,466,240

Total		6,400,946

Consumer Services - 11.8%
Direct Marketing - 3.1%
Nu Skin Enterprises Cl. A	71,300	1,604,963

Restaurants and Lodgings - 3.6%
CEC Entertainment a	14,100	516,060
Ruby Tuesday	27,900	677,691
Ryan’s Restaurant Group a	46,900	681,457

		1,875,208

Retail Stores - 5.1%
AnnTaylor Stores a	27,500	703,725
Buckle (The)	18,100	631,871
GameStop Corporation Cl. B a	30,300	675,690
Pier 1 Imports	35,300	643,519

		2,654,805

Total		6,134,976

Financial Intermediaries - 9.8%
Insurance - 7.8%
Alleghany Corporation a	3,468	960,636
AmerUs Group	16,300	770,175
Aspen Insurance Holdings	54,500	1,373,945
Endurance Specialty Holdings	14,400	544,896
Wesco Financial	1,150	442,727

		4,092,379

Other Financial Intermediaries - 2.0%
TSX Group	20,000	1,035,751

Total		5,128,130

Financial Services - 3.6%
Information and Processing - 3.0%
eFunds Corporation a	70,400	1,571,328

Investment Management - 0.6%
Gabelli Asset Management Cl. A	6,800	303,620

Total		1,874,948

Health - 4.8%
Drugs and Biotech - 3.1%
Endo Pharmaceuticals Holdings a	35,500	800,525
Perrigo Company	43,500	833,025

		1,633,550

Health Services - 1.0%
AMERIGROUP Corporation a	14,400	526,464

Medical Products and Devices - 0.7%
Arrow International	10,300	353,805

Total		2,513,819

Industrial Products - 9.1%
Building Systems and Components - 1.2%
Simpson Manufacturing	20,000	618,000

Construction Materials - 0.9%
Florida Rock Industries	7,500	441,150

Machinery - 1.8%
Lincoln Electric Holdings	31,400	944,512

Metal Fabrication and Distribution - 4.2%
IPSCO	22,000	1,122,000
Schnitzer Steel Industries Cl. A	32,300	1,089,479

		2,211,479

Other Industrial Products - 1.0%
HNI Corporation	11,300	507,935

Total		4,723,076

Industrial Services - 3.5%
Commercial Services - 1.3%
FTI Consulting a	33,900	699,696

Engineering and Construction - 2.2%
Dycom Industries a	50,000	1,149,500

Total		1,849,196

Natural Resources - 18.3%
Energy Services - 7.0%
Ensign Resource Service Group	58,500	1,303,224
Patterson-UTI Energy	34,900	873,198
Trican Well Service a	22,800	1,470,056

		3,646,478

Oil and Gas - 6.1%
Bill Barrett a	15,700	453,887
Cimarex Energy a	24,100	939,900
St. Mary Land & Exploration Company	19,300	965,965
Unit Corporation a	18,100	817,577

		3,177,329

Precious Metals and Mining - 5.2%
Agnico-Eagle Mines	50,000	727,500
Glamis Gold a	43,200	674,352
Meridian Gold a	40,000	673,600
Silver Standard Resources a	56,500	654,270

		2,729,722

Total		9,553,529

Technology - 11.6%
IT Services - 1.4%
MAXIMUS	22,200	743,478

Semiconductors and Equipment - 4.1%
Cabot Microelectronics a	15,400	483,252
Entegris a	56,700	560,763
Fairchild Semiconductor International Cl. A a	31,500	482,895
OmniVision Technologies a	40,900	619,635

		2,146,545

Software - 4.6%
ManTech International Cl. A a	24,400	562,908
Sybase a	43,800	808,548
Transaction Systems Architects Cl. A a	44,200	1,023,230

		2,394,686

Telecommunications - 1.5%
Foundry Networks a	77,200	764,280

Total		6,048,989

Miscellaneous - 3.0%
Total		1,591,646

TOTAL COMMON STOCKS
(Cost $41,981,937)		45,819,255

REPURCHASE AGREEMENT - 11.7%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $6,099,390 (collateralized by Federal Farm Credit Banks, 2.50% due 3/15/06, valued at $6,255,922) (Cost $6,099,000)		6,099,000

TOTAL INVESTMENTS - 99.5%
(Cost $48,080,937)		51,918,255

CASH AND OTHER ASSETS
LESS LIABILITIES - 0.5%		255,219

NET ASSETS - 100.0%		$52,173,474

ROYCE VALUE PLUS FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 88.6%
	SHARES	VALUE
Consumer Products - 8.9%
Apparel and Shoes - 2.5%
Kenneth Cole Productions Cl. A	108,000	$ 3,147,120
Polo Ralph Lauren Cl. A	73,000	2,832,400

		5,979,520

Collectibles - 1.2%
Action Performance Companies a	227,100	3,004,533

Food/Beverage/Tobacco - 0.9%
CoolBrands International a	284,000	2,101,095

Home Furnishing and Appliances - 1.0%
Select Comfort a	117,700	2,405,788

Sports and Recreation - 2.1%
Oakley	200,000	2,564,000
Winnebago Industries	84,000	2,654,400

		5,218,400

Other Consumer Products - 1.2%
Fossil a	116,000	3,007,300

Total		21,716,636

Consumer Services - 4.9%
Direct Marketing - 1.9%
Nu Skin Enterprises Cl. A	201,600	4,538,016

Retail Stores - 2.4%
GameStop Corporation Cl. A a	161,500	3,578,840
Pier 1 Imports	128,100	2,335,263

		5,914,103

Other Consumer Services - 0.6%
MoneyGram International	75,000	1,416,750

Total		11,868,869

Financial Intermediaries - 2.6%
Insurance - 1.4%
AmerUs Group	75,000	3,543,750

Securities Brokers - 1.2%
Investment Technology Group a	164,900	2,885,750

Total		6,429,500

Financial Services - 2.3%
Information and Processing - 2.3%
eFunds Corporation a	249,000	5,557,680

Total		5,557,680

Health - 15.8%
Commercial Services - 1.9%
Dendrite International a	95,000	1,333,800
ICON ADR a,b	90,500	3,395,560

		4,729,360

Drugs and Biotech - 8.6%
Elan Corporation ADR a,b	800,000	2,592,000
Endo Pharmaceuticals Holdings a	187,300	4,223,615
Lexicon Genetics a	192,500	983,675
Myriad Genetics a	85,000	1,563,150
Orchid BioSciences a	239,900	2,821,224
Perrigo Company	224,400	4,297,260
QLT a	192,000	2,469,120
Zila a	510,600	2,062,824

		21,012,868

Health Services - 1.2%
Horizon Health a	67,200	2,856,000

Medical Products and Devices - 4.1%
Arrow International	90,000	3,091,500
Caliper Life Sciences a	335,300	2,162,685
Possis Medical a	318,600	2,666,682
Thoratec Corporation a	174,800	2,136,056

		10,056,923

Total		38,655,151

Industrial Products - 12.5%
Automotive - 1.4%
Adesa	149,000	3,480,640

Building Systems and Components - 2.9%
AZZ a	50,200	911,130
Drew Industries a	90,100	3,392,265
Simpson Manufacturing	90,000	2,781,000

		7,084,395

Machinery - 2.8%
Lincoln Electric Holdings	103,000	3,098,240
Pason Systems	115,700	3,619,959

		6,718,199

Metal Fabrication and Distribution - 4.4%
Harris Steel Group	125,000	2,169,870
IPSCO	100,000	5,100,000
Schnitzer Steel Industries Cl. A	100,000	3,373,000

		10,642,870

Other Industrial Products - 1.0%
Brady Corporation Cl. A	42,000	1,358,700
Color Kinetics a	118,300	1,192,464

		2,551,164

Total		30,477,268

Industrial Services - 8.0%
Commercial Services - 3.8%
Copart a	56,000	1,319,360
Digital Theater Systems a	121,000	2,191,310
Exponent a	92,900	2,219,381
LECG Corporation a	183,900	3,604,440

		9,334,491

Engineering and Construction - 2.0%
Dycom Industries a	149,500	3,437,005
Insituform Technologies Cl. A a	102,000	1,480,020

		4,917,025

Food and Tobacco Processors - 0.7%
Omega Protein a	244,100	1,664,762

Industrial Distribution - 0.5%
Ritchie Bros. Auctioneers	37,500	1,185,000

Transportation and Logistics - 1.0%
Universal Truckload Services a	115,000	2,426,500

Total		19,527,778

Natural Resources - 14.0%
Energy Services - 6.5%
Ensign Resource Service Group	220,500	4,912,151
Input/Output a	389,100	2,509,695
Tesco Corporation a	243,200	2,806,528
Trican Well Service a	88,300	5,693,242

		15,921,616

Oil and Gas - 0.7%
Bill Barrett a	53,000	1,532,230

Precious Metals and Mining - 6.8%
Glamis Gold a	200,000	3,122,000
Hecla Mining Company a	595,000	3,260,600
Meridian Gold a	144,900	2,440,116
Northern Orion Resources a	330,000	957,000
NovaGold Resources a	387,700	3,221,787
Silver Standard Resources a	185,000	2,142,300
Western Silver a	155,900	1,423,367

		16,567,170

Total		34,021,016

Technology - 14.8%
Components and Systems - 2.9%
Lowrance Electronics a	92,000	2,236,520
Metrologic Instruments a	107,000	2,405,360
TTM Technologies a	240,000	2,510,400

		7,152,280

Internet Software and Services - 0.4%
RealNetworks a	160,500	927,690

IT Services - 1.4%
Perot Systems Cl. A a	250,000	3,360,000

Semiconductors and Equipment - 2.8%
Cabot Microelectronics a	66,000	2,071,080
DSP Group a	68,000	1,751,680
Exar Corporation a	65,000	871,000
OmniVision Technologies a	134,200	2,033,130

		6,726,890

Software - 5.1%
InterVideo a	171,200	1,883,200
iPass a	318,800	1,951,056
ManTech International Cl. A a	119,400	2,754,558
SPSS a	140,000	2,434,600
Transaction Systems Architects Cl. A a	150,000	3,472,500

		12,495,914

Telecommunications - 2.2%
Foundry Networks a	341,000	3,375,900
KVH Industries a	233,600	2,128,096

		5,503,996

Total		36,166,770

Miscellaneous - 4.8%
Total		11,749,367

TOTAL COMMON STOCKS
(Cost $204,207,319)		216,170,035

REPURCHASE AGREEMENT - 10.6%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $25,782,647 (collateralized by Federal National Mortgage Association, 2.10% due 2/13/06, valued at $26,428,221) (Cost $25,781,000)		25,781,000

TOTAL INVESTMENTS - 99.2%
(Cost $229,988,319)		241,951,035

CASH AND OTHER ASSETS
LESS LIABILITIES - 0.8%		2,065,249

NET ASSETS - 100.0%		$244,016,284

ROYCE TECHNOLOGY VALUE FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 95.9%
	SHARES	VALUE

Advertising and Publishing - 4.7%
infoUSA	50,000	$ 525,500
ValueClick a	80,000	848,800

Total		1,374,300

Aerospace and Defense - 0.8%
American Science & Engineering a	5,000	223,550

Total		223,550

Commercial Services - 3.3%
Digital Theater Systems a	10,000	181,100
Hollywood Media a	80,000	400,000
TriZetto Group (The) a	40,000	372,400

Total		953,500

Components and Systems - 3.4%
Cray a	50,000	127,500
Microvision a	40,000	233,200
Printronix	10,000	161,000
On Track Innovations a	35,000	456,400

Total		978,100

Health Services - 1.6%
Eclipsys Corporation a	30,000	464,400

Total		464,400

Information and Processing - 1.6%
SS&C Technologies	20,000	456,000

Total		456,000

Internet Software and Services - 31.5%
Aptimus a	10,000	184,600
CyberSource Corporation a	200,100	1,030,515
Digital Insight a	15,000	246,000
Dynabazaar a	150,000	46,500
eCOST.com a	25,000	170,250
FindWhat.com a	80,000	829,600
Internet Capital Group a	120,000	842,400
Jacada a	380,100	908,439
NIC a	100,000	477,000
Openwave Systems a	50,000	609,500
Register.com a	93,800	550,606
S1 Corporation a	85,000	589,900
SeeBeyond Technology a	40,000	126,400
Stellent a	100,000	841,000
SupportSoft a	100,000	528,000
24/7 Real Media a	100,000	325,000
webMethods a	50,000	274,000
WebMD Corporation a	70,000	595,000

Total		9,174,710

IT Services - 1.6%
PacificNet a	20,000	163,800
Tyler Technologies a	40,000	304,400

Total		468,200

Other Consumer Services - 2.4%
Autobytel a	140,000	705,600

Total		705,600

Other Financial Intermediaries - 1.4%
Electronic Clearing House a	50,000	425,000

Total		425,000

Semiconductors and Equipment - 4.4%
GigaBeam a	30,000	231,000
Intevac a	80,000	754,400
Ultratech a	20,000	292,000

Total		1,277,400

Software - 27.0%
Aspen Technology a	75,000	426,000
BindView Development a	100,000	328,000
Embarcadero Technologies a	60,000	395,400
Epicor Software a	10,000	131,000
Indus International a	250,000	610,000
Informatica Corporation a	40,000	330,800
InterVoice-Brite a	20,000	224,600
iPass a	90,000	550,800
Mobius Management Systems a	117,400	768,970
Open Text a	40,000	722,000
SCO Group (The) a	382,500	1,350,225
Transaction Systems Architects Cl. A a	25,000	578,750
Ultimate Software Group a	50,000	799,000
Verity a	70,000	661,500

Total		7,877,045

Telecommunications - 11.6%
Arris Group a	130,000	898,300
Broadwing Corporation a	25,000	103,500
iBasis a	100,000	224,000
Lightbridge a	30,000	181,500
PC-Tel a	40,000	294,400
Scientific-Atlanta	30,000	846,600
SpectraLink Corporation	10,000	141,200
UCN a	141,500	374,975
Westell Technologies Cl. A a	60,000	330,600

Total		3,395,075

Miscellaneous - 0.6%
Total		169,800

TOTAL COMMON STOCKS
(Cost $30,639,018)		27,942,680

REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $1,250,080 (collateralized by Federal Home Loan Mortgage Corp.,2.325% due 4/14/06, valued at $1,285,076) (Cost $1,250,000)		1,250,000

TOTAL INVESTMENTS - 100.2%
(Cost $31,889,018)		29,192,680

LIABILITIES LESS CASH
AND OTHER ASSETS - (0.2)%		(59,599)

NET ASSETS-100.0%		$29,133,081

ROYCE 100 FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 88.7%
	SHARES	VALUE
Consumer Products - 7.1%
Apparel and Shoes - 1.9%
Kenneth Cole Productions Cl. A	4,000	$ 116,560
K-Swiss Cl. A	2,700	89,181

		205,741

Collectibles - 1.2%
Action Performance Companies a	9,700	128,331

Home Furnishing and Appliances - 1.3%
Ethan Allen Interiors	3,200	102,400
Natuzzi ADR b	3,700	38,443

		140,843

Sports and Recreation - 1.8%
Thor Industries	2,300	68,793
Winnebago Industries	3,900	123,240

		192,033

Other Consumer Products - 0.9%
Fossil a	3,500	90,737

Total		757,685

Consumer Services - 10.0%
Direct Marketing - 0.9%
Nu Skin Enterprises Cl. A	4,300	96,793

Restaurants and Lodgings - 0.6%
CBRL Group	1,500	61,950

Retail Stores - 7.6%
Big Lots a	10,900	131,018
Borders Group	2,000	53,240
Buckle (The)	3,100	108,221
Claire’s Stores	3,900	89,856
Dress Barn (The) a	6,300	114,786
GameStop Corporation Cl. A a	4,400	97,504
GameStop Corporation Cl. B a	3,100	69,130
Pier 1 Imports	7,600	138,548

		802,303

Other Consumer Services - 0.9%
MoneyGram International	5,100	96,339

Total		1,057,385

Financial Intermediaries - 2.8%
Insurance - 1.0%
AmerUs Group	2,300	108,675

Securities Brokers - 1.8%
E*TRADE Financial a	6,100	73,200
Investment Technology Group a	6,800	119,000

		192,200

Total		300,875

Financial Services - 8.9%
Information and Processing - 4.1%
eFunds Corporation a	7,500	167,400
Fair Isaac	3,500	120,540
SEI Investments	4,100	148,256

		436,196

Insurance Brokers - 1.2%
Gallagher (Arthur J.) & Company	1,900	54,720
Hilb Rogal & Hobbs Company	2,100	75,180

		129,900

Investment Management - 3.6%
Federated Investors Cl. B	4,300	121,733
Gabelli Asset Management Cl. A	1,900	84,835
Nuveen Investments Cl. A	4,900	168,168

		374,736

Total		940,832

Health - 10.2%
Commercial Services - 1.4%
ICON ADR a,b	3,900	146,328

Drugs and Biotech - 4.0%
Endo Pharmaceuticals Holdings a	5,700	128,535
Orchid BioSciences a	4,100	48,216
Perrigo Company	10,400	199,160
Priority Healthcare Cl. B a	2,500	54,075

		429,986

Health Services - 0.6%
On Assignment a	11,700	59,670

Medical Products and Devices - 4.2%
Arrow International	4,400	151,140
Invacare Corporation	1,700	75,871
Possis Medical a	7,000	58,590
STERIS Corporation a	2,500	63,125
Viasys Healthcare a	5,300	101,124

		449,850

Total		1,085,834

Industrial Products - 16.6%
Automotive - 3.2%
Adesa	6,000	140,160
Bandag Cl. A	2,600	110,292
Gentex Corporation	2,800	89,320

		339,772

Building Systems and Components - 1.9%
Drew Industries a	3,400	128,010
Teleflex	1,500	76,770

		204,780

Construction Materials - 0.3%
Florida Rock Industries	600	35,292

Machinery - 4.7%
Briggs & Stratton	3,200	116,512
Lincoln Electric Holdings	5,800	174,464
Pason Systems	3,600	112,635
Woodward Governor Company	1,400	100,380

		503,991

Metal Fabrication and Distribution - 1.0%
Kaydon Corporation	3,200	100,480

Pumps, Valves and Bearings - 0.9%
Franklin Electric	2,400	90,552

Specialty Chemicals and Materials - 1.5%
Balchem Corporation	2,250	52,312
MacDermid	3,400	110,500

		162,812

Other Industrial Products - 3.1%
Brady Corporation Cl. A	4,500	145,575
HNI Corporation	1,200	53,940
Raven Industries	4,100	83,722
Smith (A.O.) Corporation	1,400	40,418

		323,655

Total		1,761,334

Industrial Services - 9.5%
Commercial Services - 5.9%
Copart a	5,400	127,224
Digital Theater Systems a	4,800	86,928
Kelly Services Cl. A	3,100	89,249
LECG Corporation a	5,700	111,720
MPS Group a	10,400	109,304
Viad Corporation	3,500	94,150

		618,575

Engineering and Construction - 0.2%
EMCOR Group a	500	23,410

Industrial Distribution - 1.0%
Ritchie Bros. Auctioneers	3,400	107,440

Printing - 1.0%
Courier Corporation	2,050	107,502

Transportation and Logistics - 1.4%
Alexander & Baldwin	1,100	45,320
Universal Truckload Services a	5,000	105,500

		150,820

Total		1,007,747

Natural Resources - 5.6%
Energy Services - 2.6%
Ensign Resource Service Group	5,400	120,298
Input/Output a	9,200	59,340
Trican Well Service a	1,600	103,162

		282,800

Oil and Gas - 3.0%
Bill Barrett a	2,400	69,384
Cimarex Energy a	3,800	148,200
Diamond Offshore Drilling	2,000	99,800

		317,384

Total		600,184

Technology - 13.5%
Components and Systems - 4.2%
American Power Conversion	3,200	83,552
Dionex Corporation a	700	38,150
Nam Tai Electronics	5,200	138,320
Technitrol	7,600	113,392
Vishay Intertechnology a	5,800	72,094

		445,508

Internet Software and Services - 0.8%
eResearch Technology a	7,000	82,460

IT Services - 1.4%
Keane a	3,300	42,999
Perot Systems Cl. A a	7,700	103,488

		146,487

Semiconductors and Equipment - 3.5%
Cabot Microelectronics a	3,700	116,106
Cognex Corporation	5,300	131,864
Exar Corporation a	9,000	120,600

		368,570

Software - 1.8%
ManTech International Cl. A a	5,900	136,113
Pegasystems a	11,200	60,256

		196,369

Telecommunications - 1.8%
Foundry Networks a	9,600	95,040
Scientific-Atlanta	3,600	101,592

		196,632

Total		1,436,026

Miscellaneous - 4.5%
Total		477,024

TOTAL COMMON STOCKS
(Cost $8,725,619)		9,424,926

REPURCHASE AGREEMENT - 12.1%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $1,286,082 (collateralized by Federal Home Loan Mortgage Corp., 2.325% due 4/14/06 and Federal National Mortgage Association, 1.50% due 4/7/06, valued at $1,323,149) (Cost $1,286,000)		1,286,000

TOTAL INVESTMENTS - 100.8%
(Cost $10,011,619)		10,710,926

LIABILITIES LESS CASH
AND OTHER ASSETS - (0.8)%		(86,003)

NET ASSETS - 100.0%		$10,624,923

ROYCE DISCOVERY FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 91.7%
	SHARES	VALUE

Consumer Products - 3.4%
Apparel and Shoes - 1.8%
Cutter & Buck	1,900	$ 26,638
Lakeland Industries a	200	3,814
Saucony Cl. B	1,100	25,212

		55,664

Home Furnishing and Appliances - 1.6%
MITY Enterprises a	400	6,000
National Presto Industries	500	20,150
Stanley Furniture Company	500	23,640

		49,790

Total		105,454

Consumer Services - 8.5%
Direct Marketing - 0.7%
Sportsman’s Guide (The) a	800	20,912

Leisure and Entertainment - 1.2%
Carmike Cinemas	100	3,728
Steiner Leisure a	1,000	32,690

		36,418

Restaurants and Lodgings - 0.8%
Checkers Drive-In Restaurants a	2,000	26,420

Retail Stores - 3.4%
Duckwall-ALCO Stores a	1,100	19,965
Goody’s Family Clothing	2,400	21,672
Party City a	1,800	26,352
Smart & Final a	300	3,648
Trans World Entertainment a	2,200	32,406

		104,043

Other Consumer Services - 2.4%
ACE Cash Express a	800	18,200
Ambassadors Group	100	3,342
EZCORP Cl. A a	2,200	29,216
Greg Manning Auctions a	2,200	22,154

		72,912

Total		260,705

Financial Intermediaries - 12.2%
Banking - 5.1%
Capital Crossing Bank a	800	26,320
FNB Financial Services	200	4,500
Flushing Financial Corporation	200	3,640
HMN Financial	602	18,662
ITLA Capital Corporation a	100	4,996
Intervest Bancshares a	900	16,200
LSB Corporation	485	8,604
MFC Bancorp a	1,000	19,950
MainSource Financial Group	143	3,143
New Hampshire Thrift Bancshares	1,004	16,389
Penns Woods Bancorp	304	14,899
Provident Financial Holdings	311	9,249
Republic Bancorp Cl. A	210	4,665
State Financial Services Cl. A	11	406
Texas United Bancshares	200	3,600

		155,223

Insurance - 5.6%
American Independence a	1,200	15,805
Capital Title Group	2,350	14,405
Ceres Group a	3,600	19,548
FPIC Insurance Group a	800	25,720
Meadowbrook Insurance Group a	4,100	21,525
PXRE Group	700	17,955
Presidential Life	300	4,884
Safety Insurance Group	900	27,864
21st Century Holding Company	1,700	23,018

		170,724

Securities Brokers - 0.9%
Stifel Financial a	1,266	27,599

Other Financial Intermediaries - 0.6%
Harrington West Financial Group	1,200	19,872

Total		373,418

Financial Services - 3.1%
Information and Processing - 0.8%
SS&C Technologies	1,100	25,080

Other Financial Services - 2.3%
Encore Capital Group a	1,300	18,915
FirstCity Financial a	2,300	29,555
World Acceptance a	900	22,968

		71,438

Total		96,518

Health - 21.3%
Drugs and Biotech - 3.3%
Able Laboratories a	1,300	30,498
Bradley Pharmaceuticals a	1,200	11,472
Draxis Health a	900	4,635
Embrex a	1,800	21,096
Lifecore Biomedical a	100	1,777
SFBC International a	900	31,716

		101,194

Health Services - 4.1%
BioScrip a	4,000	24,120
Clinical Data	265	4,346
Gentiva Health Services a	300	4,854
Metropolitan Health Networks a	13,000	29,250
National Home Health Care	800	9,264
PainCare Holdings a	9,900	49,500
RehabCare Group a	200	5,742

		127,076

Medical Products and Devices - 13.1%
AngioDynamics a	942	17,239
Anika Therapeutics a	1,800	23,040
Candela Corporation a	2,400	21,408
dj Orthopedics a	200	5,010
E-Z-EM a	1,100	13,112
Escalon Medical a	1,400	7,434
Exactech a	1,200	20,364
HealthTronics a	3,200	34,432
Hologic a	1,100	35,063
IRIS International a	400	4,492
Kensey Nash a	800	21,664
Medical Action Industries a	1,400	26,460
Meridian Bioscience	1,700	25,330
Microtek Medical Holdings a	6,300	22,554
Molecular Devices a	1,100	20,900
Possis Medical a	1,400	11,718
Quinton Cardiology Systems a	2,200	18,238
Schick Technologies a	1,600	27,600
SurModics a	900	28,719
Vital Signs	100	3,989
Zoll Medical a	600	13,518

		402,284

Personal Care - 0.8%
CCA Industries	2,040	23,868

Total		654,422

Industrial Products - 11.9%
Building Systems and Components - 0.6%
Drew Industries a	500	18,825

Construction Materials - 0.1%
Friedman Industries	300	2,049
U.S. Concrete a	145	909

		2,958

Industrial Components - 1.7%
Axsys Technologies a	1,360	30,546
Bel Fuse Cl. B	600	18,180
Gerber Scientific a	500	3,640

		52,366

Machinery - 2.2%
GSI Lumonics a	2,100	18,984
LeCroy Corporation a	1,200	20,556
MTS Systems	1,000	29,030

		68,570

Metal Fabrication and Distribution - 5.0%
Encore Wire a	1,550	15,810
Metal Management	1,000	25,680
Metals USA a	1,300	25,467
NS Group a	1,100	34,551
Novamerican Steel a	100	5,011
Olympic Steel a	1,100	19,668
Roanoke Electric Steel	1,020	21,094
Steel Technologies	200	4,798

		152,079

Specialty Chemicals and Materials - 1.1%
Aceto Corporation	2,100	15,582
Octel Corporation	900	16,677

		32,259

Textiles - 0.8%
Hallwood Group a	200	26,000

Other Industrial Products - 0.4%
Myers Industries	300	4,233
Oil-Dri Corporation of America	200	3,700
TVI Corporation a	1,000	4,930

		12,863

Total		365,920

Industrial Services - 8.5%
Commercial Services - 3.0%
Barrett Business Services a	911	19,987
Exponent a	700	16,723
Innodata Isogen a	3,700	13,505
Neogen Corporation a	250	3,695
Nicholas Financial	300	5,400
Pegasus Solutions a	300	3,546
Portfolio Recovery Associates a	700	23,821
RCM Technologies a	1,250	6,300

		92,977

Engineering and Construction - 1.2%
Baker (Michael) a	1,400	30,870
Gehl Company a	200	5,342

		36,212

Food and Tobacco Processors - 0.7%
M&F Worldwide a	1,700	22,678

Printing - 1.1%
CSS Industries	81	2,961
Courier Corporation	500	26,220
Ennis	200	3,384

		32,565

Transportation and Logistics - 2.5%
Cronos Group (The)	2,000	25,200
MAIR Holdings a	2,800	24,976
Navigant International a	448	6,120
Vitran Corporation Cl. A a	1,400	20,790

		77,086

Total		261,518

Natural Resources - 1.5%
Energy Services - 0.2%
Lufkin Industries	100	4,829

Oil and Gas - 1.3%
PetroQuest Energy a	800	5,312
Royale Energy a	2,100	17,220
VAALCO Energy a	4,700	18,001

		40,533

Precious Metals and Mining - 0.0%
Blue Earth Refineries e	1000	0

Total		45,362

Technology - 21.3%
Aerospace and Defense - 3.4%
Allied Defense Group (The) a	400	9,796
Ducommun a	1,000	20,000
Herley Industries a	1,300	22,243
Integral Systems	1,200	27,552
MTC Technologies a	800	26,000

		105,591

Components and Systems - 4.0%
Excel Technology a	1,000	24,580
Hypercom Corporation a	700	3,311
Komag a	1,400	31,290
Lowrance Electronics a	800	19,448
Methode Electronics	1,900	23,009
Neoware Systems a	500	5,215
Perceptron a	1,000	7,900
Rimage Corporation a	300	5,955
Spectrum Control a	500	3,735

		124,443

Distribution - 0.2%
Agilysys	300	5,898

Internet Software and Services - 3.0%
CryptoLogic	1,200	37,176
Imergent a	2,050	20,110
Inforte Corporation a	2,800	15,120
Mamma.com a	600	1,890
Internet Gold-Golden Lines a	2,500	18,000

		92,296

IT Services - 1.1%
PEC Solutions a	300	3,774
SI International a	900	24,867
TechTeam Global a	400	4,412

		33,053

Semiconductors and Equipment - 2.1%
Catalyst Semiconductor a	2,800	11,956
Diodes a	1,000	27,130
ICOS Vision Systems a	900	24,165

		63,251

Software - 3.6%
InterVideo a	1,700	18,700
Par Technology a	2,100	32,697
Pervasive Software a	2,600	11,960
TALX Corporation	1,650	29,964
Verity a	2,000	18,900

		112,221

Telecommunications - 3.9%
Boston Communications Group a	2,800	19,936
CT Communications	300	3,159
Captaris a	5,500	22,275
Communications Systems	300	3,420
Comtech Telecommunications a	100	5,210
NETGEAR a	1,800	27,162
PC-Tel a	2,500	18,400
Radyne ComStream a	2,400	19,608

		119,170

Total		655,923

TOTAL COMMON STOCKS
(Cost $2,548,690)		2,819,240

REPURCHASE AGREEMENT - 7.4%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $226,014 (collateralized by Federal National Mortgage Association, 1.50% due 4/7/06, valued at $235,241) (Cost $226,000)		226,000

TOTAL INVESTMENTS - 99.1%
(Cost $2,774,690)		3,045,240

CASH AND OTHER ASSETS LESS
LIABILITIES - 0.9%		27,890

NET ASSETS - 100.0%		$3,073,130

ROYCE FINANCIAL SERVICES FUND
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 88.3%
	SHARES	VALUE
Consumer Services - 1.3%
Other Consumer Services - 1.3%
MoneyGram International	1,000	$ 18,890

Total		$18,890

Diversified Investment Companies - 0.6%
Closed-End Mutual Funds 0.6%
Central Fund of Canada Cl. A	1,700	9,129

Total		9,129

Financial Intermediaries - 46.0%
Banking - 22.0%
Abigail Adams National Bancorp	1,100	18,986
Bancorp Rhode Island	500	18,700
Bank of Hawaii	200	9,052
Bank of N.T. Butterfield & Son	1,000	42,000
Center Bancorp	1,200	14,964
Central Pacific Financial	1,000	33,650
HopFed Bancorp	600	9,960
International Bancshares	500	17,335
MAF Bancorp	700	29,078
Mercantile Bankshares	200	10,172
Partners Trust Financial Group	1,000	10,600
Peapack-Gladstone Financial	1,210	32,670
Provident Financial Services	600	10,260
Severn Bancorp	800	15,600
Susquehanna Bancshares	400	9,752
Timberland Bancorp	500	11,075
Umpqua Holdings	400	9,340
Whitney Holding	200	8,902
Wilmington Trust	300	10,530

		322,626

Insurance - 16.1%
Alleghany Corporation a	102	28,254
American National Insurance	200	21,180
Argonaut Group a	800	16,976
Aspen Insurance Holdings	1,400	35,294
Baldwin & Lyons Cl. B	1,500	38,910
CNA Surety a	500	6,800
Erie Indemnity Company Cl. A	200	10,424
Infinity Property & Casualty	700	21,882
Montpelier Re Holdings	300	10,545
RLI	300	12,435
Transatlantic Holdings	500	33,110

		235,810

Real Estate Investment Trusts - 0.7%
Gladstone Commercial	600	9,864

Securities Brokers - 7.2%
E*TRADE Financial a	1,600	19,200
First Albany	1,000	9,160
Friedman, Billings, Ramsey Group Cl. A	1,300	20,631
Greenhill & Co.	1,000	35,800
Knight Trading Group a	800	7,712
Piper Jaffray Companies a	100	3,659
Sanders Morris Harris Group	500	9,040

		105,202

Total		673,502

Financial Services - 37.5%
Information and Processing - 6.8%
Advent Software a	500	9,090
Fair Isaac	1,500	51,660
Interactive Data a	500	10,375
SEI Investments	800	28,928

		100,053

Insurance Brokers - 4.9%
Brown & Brown	1,000	46,090
Gallagher (Arthur J.) & Company	300	8,640
Hilb Rogal & Hobbs Company	500	17,900

		72,630

Investment Management - 23.5%
Alliance Capital Management Holding L.P.	1,600	75,440
Apollo Investment	1,522	25,539
Epoch Holding a	11,700	55,575
Federated Investors Cl. B	1,400	39,634
IGM Financial	200	6,225
International Assets Holding a	1,000	7,870
MCG Capital	1,000	15,385
MVC Capital	2,000	18,560
Nuveen Investments Cl. A	1,700	58,344
T. Rowe Price Group	200	11,876
U.S. Global Investors Cl. A a	5,000	29,950

		344,398

Other Financial Services - 2.3%
CharterMac	500	10,750
Municipal Mortgage & Equity	400	9,736
World Acceptance a	500	12,760

		33,246

Total		550,327

Industrial Services - 2.3%
Commercial Services - 2.3%
Viad Corporation	250	6,725
Watson Wyatt & Company Holdings	1,000	27,200

Total		33,925

Miscellaneous - 0.6%
Total		8,620

TOTAL COMMON STOCKS
(Cost $1,182,330)		1,294,393

REPURCHASE AGREEMENT - 10.0%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05,4/1/05, maturity value $147,009 (collateralized by Federal Home Loan Mortgage Corp., 2.325% due 4/14/06,valued at $154,408) (Cost $147,000)		147,000

TOTAL INVESTMENTS - 98.3%
(Cost $1,329,330)		1,441,393
CASH AND OTHER ASSETS LESS LIABILITIES - 1.7%		24,523

NET ASSETS - 100.0%		$1,465,916

ROYCE DIVIDEND VALUE FUND
MARCH 31, 2005 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS - 84.3%
Consumer Products - 6.4%
Apparel and Shoes - 2.2%
K-Swiss Cl. A	700	$ 23,121
Polo Ralph Lauren Cl. A	500	19,400

		42,521

Collectibles - 1.0%
Action Performance Companies a	1,500	19,845

Home Furnishing and Appliances - 3.2%
Ethan Allen Interiors	700	22,400
Furniture Brands International	800	17,448
Natuzzi ADR b	2,000	20,780

		60,628

Total		122,994

Consumer Services - 5.4%
Leisure and Entertainment - 0.9%
Regal Entertainment Group Cl. A	800	16,824

Restaurants and Lodgings - 0.6%
CBRL Group	300	12,390

Retail Stores - 2.9%
Claire’s Stores	800	18,432
Dress Barn (The) a	600	10,932
Pier 1 Imports	800	14,584
Talbots	400	12,792

		56,740

Other Consumer Services - 1.0%
MoneyGram International	1,000	18,890

Total		104,844

Financial Intermediaries - 11.5%
Banking - 4.8%
Arrow Financial	500	13,615
BOK Financial a	200	8,136
Bank of NT Butterfield	500	21,000
Boston Private Financial Holdings	500	11,875
Fauquier Bankshares	600	15,720
Peapack-Gladstone Financial	800	21,600

		91,946

Insurance - 4.3%
Alleghany Corporation a	102	28,254
Erie Indemnity Company Cl. A	400	20,848
Transatlantic Holdings	500	33,110

		82,212

Real Estate Investment Trusts - 1.0%
Gladstone Commercial	1,200	19,728

Securities Brokers - 1.4%
Friedman, Billings, Ramsey Group Cl. A	1,700	26,979

Total		220,865

Financial Services - 23.3%
Information and Processing - 2.9%
Fair Isaac	1,000	34,440
SEI Investments	600	21,696

		56,136

Insurance Brokers - 7.0%
Aon Corporation	1,000	22,840
Brown & Brown	1,200	55,308
Gallagher (Arthur J.) & Company	500	14,400
Hilb Rogal & Hobbs Company	1,200	42,960

		135,508

Investment Management - 13.4%
Alliance Capital Management Holding L.P.	1,900	89,585
Apollo Investment	1,015	17,032
Federated Investors Cl. B	1,700	48,127
Gabelli Asset Management Cl. A	500	22,325
MCG Capital	1,000	15,385
MVC Capital	1,500	13,920
Nuveen Investments Cl. A	1,500	51,480

		257,854

Total		449,498

Health - 1.9%
Medical Products and Devices - 1.9%
Applera Corporation- Applied Biosystems Group	800	15,792
Arrow International	600	20,610

Total		36,402

Industrial Products - 13.4%
Automotive - 2.4%
Adesa	900	21,024
CLARCOR	500	25,980

		47,004

Machinery - 5.2%
Briggs & Stratton	500	18,205
Lincoln Electric Holdings	600	18,048
Nordson Corporation	800	29,456
Stewart & Stevenson Services	1,500	34,335

		100,044

Pumps, Valves and Bearings - 1.0%
Franklin Electric	500	18,865

Specialty Chemicals and Materials - 2.8%
Balchem Corporation	750	17,437
MacDermid	500	16,250
Quaker Chemical	1,000	20,540

		54,227

Other Industrial Products - 2.0%
Quixote Corporation	1,000	21,670
Smith (A.O.) Corporation	600	17,322

		38,992

Total		259,132

Industrial Services - 5.2%
Commercial Services - 2.9%
ALLETE	600	25,110
Central Parking	600	10,308
Kelly Services Cl. A	500	14,395
Viad Corporation	250	6,725

		56,538

Transportation and Logistics - 1.3%
Alexander & Baldwin	600	24,720

Other Industrial Services - 1.0%
Landauer	400	19,016

Total		100,274

Natural Resources - 1.0%
Energy Services - 1.0%
Helmerich & Payne	500	19,845

Total		19,845

Technology - 14.3%
Components and Systems - 10.5%
AVX Corporation	2,000	24,500
American Power Conversion	1,500	39,165
Dionex Corporation a	500	27,250
Lowrance Electronics a	1,500	36,465
Nam Tai Electronics	1,700	45,220
Technitrol	2,000	29,840

		202,440

IT Services - 0.5%
Syntel	500	8,850

Semiconductors and Equipment - 1.5%
Cognex Corporation	1,200	29,856

Telecommunications - 1.8%
Scientific-Atlanta	1,200	33,864

Total		275,010

Utilities - 1.9%
Aqua America	1,500	36,540

Total		36,540

TOTAL COMMON STOCKS
(Cost $1,495,983)		1,625,404

PREFERRED STOCKS - 2.4%
Central Parking Finance Trust	1,000	21,000
First Union Real Estate Equity & Mortgage Investments Cl. A	1,000	25,750

TOTAL PREFERRED STOCKS
(Cost $44,083)		46,750

CORPORATE BONDS - 4.2%
Athena Neurosciences Finance
7.25% Senior Note due 2/21/08

TOTAL CORPORATE BONDS
(Cost $81,832)	100,000	81,833

REPURCHASE AGREEMENT - 21.6%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $416,027 (collateralized by Federal Home Loan Mortgage Corp., 2.325% due 4/14/06, valued at $428,359) (Cost $416,000)		416,000

TOTAL INVESTMENTS - 112.5%
(Cost $2,037,898)		2,169,987
LIABILITIES LESS CASH AND OTHER ASSETS - (12.5%)		(241,398)

NET ASSETS - 100.0%		$1,928,589

a	Non-income producing.
b	American Depository Receipt.
c

At March 31, 2005, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/04	12/31/04	Purchases	Sales	(Loss)	Income	3/31/05	3/31/05

Pennsylvania Mutual Fund
CNS	839,877	$10,540,456	$-	$-	$-	$41,994	839,877	$14,949,811
Cutter & Buck	436,000	6,352,520	1,935,242	-	-	37,898	569,100	7,978,782
Hi-Tech Pharmacal	435,100	8,023,244	543,831	-	-	-	469,100	10,310,818
InterVideo	996,800	13,187,664	-	-	-	-	996,800	10,964,800
Neoware Systems	1,259,823	11,727,692	-	3,645,009	1,228,671	-	842,723	8,789,601
Nu Horizons Electronics	1,218,134	9,720,709	372,914	-	-	-	1,271,234	9,089,323
Nutraceutical International	819,746	12,632,286	-	-	-	-	819,746	13,001,172
Pervasive Software	1,237,100	5,999,935	-	-	-	-	1,237,100	5,690,660
RemedyTemp Cl. A*	481,500	4,935,375	-	57,333	(7,422)	-
Rimage Corporation	570,996	9,170,196	-	-	-	-	570,996	11,334,271
Strattec Security	202,740	12,695,579	-	-	-	-	202,740	10,862,809
U.S. Physical Therapy	910,600	14,041,452	731,392	-	-	-	957,975	13,392,491
Zapata Corporation	126,200	7,559,380	-	-	-	-	126,200	9,206,290
		126,586,488			1,221,249	79,892		125,570,828
Royce Micro-Cap Fund
AirNet Systems	517,700	1,806,773	-	-	-	-	517,700	2,448,721
Dawson Geophysical*	325,700	7,116,545	899,150	-	-	-
DuraSwitch Industries	835,200	1,979,424	-	-	-	-	835,200	1,244,448
Jaco Electronics	382,250	1,529,000	-	-	-	-	382,250	1,177,330
Key Technology	379,983	3,666,836	62,845	1,465,100	(197,600)	-	256,483	2,523,793
Peerless Manufacturing	156,400	2,267,800	-	-	-	-	156,400	2,181,780
		18,366,378			(197,600)	-		9,576,072
Royce Premier Fund
Cabot Microelectronics	1,263,800	50,615,190	8,480,610	-	-	-	1,531,300	48,052,194
Ensign Resource Service Group	4,119,900	85,918,287	-	-	-	232,898	4,119,900	91,780,372
Lincoln Electric Holdings	2,054,497	70,962,326	22,534,741	-	-	491,867	2,769,597	83,309,478
Nu Skin Enterprises Cl. A	3,411,500	86,583,870	10,882,788	-	-	331,335	3,896,500	87,710,215
Ritchie Bros. Auctioneers	1,776,200	58,721,172	-	-	-	166,075	1,776,200	56,127,920
Simpson Manufacturing	2,408,400	84,053,160	1,809,168	-	-	120,420	2,463,400	76,119,060
Trican Well Service	1,338,000	73,956,446	17,225,557	4,795,510	1,168,751	-	1,571,800	101,343,583
Viasys Healthcare	1,981,900	37,656,100	-	-	-	-	1,981,900	37,814,652
Winnebago Industries	1,914,500	74,780,370	9,615,283	-	-	146,615	2,194,500	69,346,200
Woodward Governor Company	640,604	45,873,652	-	-	-	160,151	640,604	45,931,307
		669,120,573			1,168,751	1,649,361		697,534,981
Royce Low-Priced Stock Fund
Arctic Cat	1,525,860	40,465,807	-	1,688,135	725,571	106,810	1,440,260	38,973,436
Bruker BioSciences	5,562,700	22,417,681	195,252	-	-	-	5,612,700	19,756,704
Cache	997,300	17,971,346	-	-	-	-	997,300	13,513,415
Callaway Golf Company*	4,144,200	55,946,700	-	7,171,515	(1,996,710)	262,094
CEVA	1,306,800	11,901,028	-	-	-	-	1,306,800	9,670,320
Cell Genesys	2,736,600	22,166,460	347,260	-	-	-	2,786,600	12,623,298
CoolBrands International	3,681,600	27,908,064	-	-	-	-	3,681,600	27,237,297
CryptoLogic*	846,000	21,107,700	-	7,786,645	9,785,078	24,867
Discovery Partners International	1,885,200	8,954,700	-	-	-	-	1,885,200	6,032,640
ESS Technology	2,158,900	15,349,779	528,687	-	-	-	2,258,900	11,904,403
eFunds Corporation	3,718,800	89,288,388	-	-	-	-	3,718,800	83,003,616
Exar Corporation	2,956,850	41,957,702	1,347,811	-	-	-	3,056,850	40,961,790
Forrester Research	1,161,100	20,830,134	706,326	-	-	-	1,211,100	17,052,288
Gammon Lake Resources*	2,665,200	14,232,168	1,757,310	-	-	-
Harris Steel Group	77,000	1,289,627	22,515,319	-	-	84,743	1,393,200	24,184,501
Hecla Mining Company	11,741,500	68,452,945	-	-	-	-	11,741,500	64,343,420
Input/Output	6,652,900	58,811,636	-	-	-	-	6,652,900	42,911,205
Insituform Technologies Cl. A	2,544,900	57,692,883	-	-	-	-	2,544,900	36,926,499
Integral Systems	595,300	11,578,585	83,552	-	-	23,972	599,500	13,764,520
KVH Industries	1,254,100	12,290,180	-	729,164	(155,780)	-	1,202,200	10,952,042
Keith Companies	656,200	11,411,318	-	-	-	-	656,200	11,352,260
Lexicon Genetics	4,033,800	31,282,119	-	-	-	-	4,033,800	20,612,718
Metal Management	1,160,500	31,182,635	5,447,782	-	-	103,778	1,383,700	35,533,416
Minefinders Corporation	2,174,300	14,915,698	-	-	-	-	2,174,300	14,524,324
Multimedia Games	1,757,438	27,697,223	-	-	-	-	1,757,438	13,637,719
New Frontier Media	1,159,500	9,182,081	-	-	-	-	1,159,500	8,295,063
Northern Orion Resources	8,582,600	24,975,366	688,025	-	-	-	8,832,600	25,614,540
Nu Skin Enterprises Cl. A	3,523,900	89,436,582	-	-	-	317,151	3,523,900	79,322,989
Omega Protein	1,525,600	13,120,160	635,254	-	-	-	1,607,100	10,960,422
PC-Tel	1,358,600	10,773,698	-	-	-	-	1,358,600	9,999,296
Palm Harbor Homes	1,363,300	23,012,504	2,379,177	-	-	-	1,513,300	24,606,258
Pason Systems	1,055,900	32,473,028	-	-	-	-	1,055,900	33,036,425
Perrigo Company	4,126,800	71,269,836	-	360,546	(20,810)	164,312	4,107,800	78,664,370
Possis Medical	466,200	6,284,376	6,223,378	-	-	-	984,000	8,236,080
REMEC*	3,255,927	23,475,234	-	2,940,139	(592,468)	-
Select Comfort	2,563,400	45,987,396	-	1,951,460	40,510	-	2,463,400	50,351,896
Semitool	1,771,233	16,437,042	-	-	-	-	1,771,233	18,066,577
Silver Standard Resources	3,251,700	39,306,550	1,185,935	-	-	-	3,351,700	38,812,686
Stride Rite	2,363,100	26,395,827	-	4,776,280	1,307,381	104,405	1,901,500	25,289,950
Tesco Corporation	2,225,600	24,259,040	24,990	-	-	-	2,227,700	25,707,658
Thoratec Corporation	3,811,200	39,712,704	-	1,343,340	(136,983)	-	3,711,200	45,350,864
Topps Company (The)	3,147,800	30,691,050	-	1,920,984	(352,193)	125,912	2,988,716	27,526,074
Total Energy Services	2,155,700	12,237,911	-	-	-	-	2,155,700	15,057,380
Transaction Systems Architects Cl. A	2,561,000	50,835,850	-	-	-	-	2,561,000	59,287,150
VIVUS	2,845,000	12,660,250	2,431,775	-	-	-	3,516,600	10,514,634
		1,339,628,991			8,603,596	1,318,044		1,164,172,143
Royce Total Return Fund
Abigail Adams National Bancorp	199,100	3,844,621	-	-	-	24,888	199,100	3,436,466
Delta Apparel	204,400	4,956,700	1,050,398	-	-	14,308	239,700	7,095,120
Deswell Industries*	476,700	11,783,547	-	68,835	(10,915)	123,292
Fauquier Bankshares	172,900	4,365,725	484,286	-	-	28,665	192,200	5,035,640
Hardinge	482,700	6,516,450	-	-	-	14,481	482,700	6,492,315
Lufkin Industries	329,377	13,144,777	3,266,625	461,107	13,889	72,392	401,513	19,389,063
Mueller (Paul) Company	112,700	3,393,059	-	-	-	67,620	112,700	2,902,025
Preformed Line Products Company	307,900	8,922,942	-	-	-	61,580	307,900	9,233,921
Quixote Corporation	442,900	9,004,157	-	-	-	-	442,900	9,597,643
Sun Hydraulics	347,650	5,551,971	1,064,841	586,161	760,571	27,859	361,450	10,865,187
		71,483,949			763,545	435,085		74,047,380
Royce Opportunity Fund
Ault	321,100	960,089	-	-	-	-	321,100	802,750
Bakers Footwear Group	253,200	2,544,660	182,401	-	-	-	271,100	2,751,665
Baldwin Technology Company Cl. A	745,300	2,235,900	-	-	-	-	745,300	1,788,720
Bell Industries	434,100	1,415,166	-	-	-	-	434,100	1,254,549
Computer Horizons	1,696,200	6,462,522	-	-	-	-	1,696,200	6,191,130
Computer Task Group	1,046,400	5,859,840	228,726	-	-	-	1,104,600	4,396,308
Evans & Sutherland Computer	540,125	3,764,671	59,199	-	-	-	549,125	3,020,188
Flow International	831,000	2,484,690	174,105	-	-	-	871,000	5,243,420
Gerber Scientific	1,265,800	9,632,738	269,992	41,455	1,851	-	1,298,700	9,454,536
Hawk Corporation Cl. A	631,800	5,458,752	-	-	-	-	631,800	6,444,360
Hurco Companies	345,300	5,697,450	625,482	555,091	103,544	-	351,700	4,906,215
Interphase Corporation	370,800	3,122,136	-	-	-	-	370,800	2,361,996
MagneTek	1,398,700	9,651,030	527,238	-	-	-	1,502,600	8,008,858
SCM Microsystems	680,920	3,322,890	703,569	-	-	-	845,320	2,764,196
TB Wood’s Corporation	272,800	1,707,728	-	-	-	-	272,800	1,503,128
Tollgrade Communications	543,000	6,646,320	1,796,624	-	-	-	728,900	5,029,410
TRC Companies	646,500	10,990,500	1,529,745	-	-	-	743,000	10,922,100
		81,957,082			105,395	-		76,843,529
Royce Special Equity Fund
Chromcraft Revington	320,700	3,944,610	54,980	-	-	-	325,000	4,459,000
Flexsteel Industries	369,200	6,516,011	-	-	-	47,996	369,200	6,095,492
Frisch’s Restaurants	297,500	7,089,425	394,352	-	-	33,825	312,500	8,121,875
Hampshire Group	222,500	7,009,195	274,338	-	-	-	230,000	9,188,500
Hawkins	515,000	6,097,600	219,502	-	-	95,400	533,400	6,390,132
Lawson Products	431,100	21,740,373	1,759,147	-	-	-	468,318	21,917,282
Met-Pro Corporation	598,400	7,958,720	251,197	-	-	47,562	617,500	8,459,750
National Dentex	216,000	6,577,416	254,291	-	-	-	337,000	6,638,900
National Presto Industries	458,000	20,839,000	2,108,637	-	-	818,300	507,800	20,464,340
Superior Uniform Group	625,000	9,343,750	13,420	-	-	84,375	626,000	8,563,680
		97,116,100			-	1,127,458		100,298,951

*Not an Affilated Company at March 31, 2005.

d	A portion of these securities were on loan at March 31, 2005. Total market value of loaned securities at March 31, 2005 was as follows:

Fund	Market Value

Pennsylvania Mutual Fund	$71,628,767
Royce Micro-Cap Fund	21,415,162
Royce Premier Fund	47,412,540
Royce Low-Priced Stock Fund	163,161,721
Royce Total Return Fund	24,175,611
Royce Opportunity Fund	210,405,647
Royce Special Equity Fund	8,738,120

e

A security for which market quotations are no longer readily available represents 0% of net assets for Royce Discovery Fund. This security has been valued at its fair value under procedures established by the Fund’s Board of Trustees.

f	When Issued.

TAX INFORMATION:
At March 31, 2005, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Pennsylvania Mutual Fund	$1,688,000,711	$520,515,842	$551,650,503	$31,134,661
Royce Micro-Cap Fund	552,575,162	95,268,811	129,950,808	34,681,997
Royce Premier Fund	2,610,776,253	697,463,366	714,553,523	17,090,157
Royce Low-Priced Stock Fund	3,908,494,543	581,492,574	848,215,474	266,722,900
Royce Total Return Fund	3,998,858,877	866,893,917	937,836,007	70,942,090
Royce TrustShares Fund	48,053,136	5,142,694	7,037,832	1,895,138
Royce Opportunity Fund	1,917,114,521	281,813,622	394,985,601	113,171,979
Royce Special Equity Fund	825,323,567	172,173,430	189,033,396	16,859,966
Royce Select Fund	20,042,548	4,623,902	5,085,831	461,929
Royce Value Fund	48,092,957	3,825,298	4,876,951	1,051,653
Royce Value Plus Fund	229,994,991	11,956,044	21,775,611	9,819,567
Royce Technology Value Fund	31,902,466	(2,709,786)	3,066,110	5,775,896
Royce 100 Fund	10,017,916	693,010	932,914	239,904
Royce Discovery Fund	2,774,690	270,550	469,351	198,801
Royce Financial Services Fund	1,329,330	112,063	143,183	31,120
Royce Dividend Value Fund	2,037,945	132,042	157,271	25,229

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal controls over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By: /s/ Charles M. Royce
-------------------------------------

Charles M. Royce
President, The Royce Fund
Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce
-------------------------------------
Charles M. Royce
President, The Royce Fund
Date: May 23, 2005

By: /s/ John D. Diederich
-------------------------------------

John D. Diederich
Treasurer, The Royce Fund
Date: May 23, 2005